As filed with the Securities and Exchange Commission on September 28, 2004
                       File Nos. 333-109678 and 811-21444

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                         Pre-Effective Amendment No. __                      [ ]
                        Post-Effective Amendment No. _1_                     [ ]
                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]

                                Amendment No. _2_                            [ ]

                        (Check appropriate box or boxes)


                          MURPHYMORRIS INVESTMENT TRUST
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)

          11551 Jennings Mill Road - Suite 2400A, Bogart, Georgia 30622
          -------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (800) 773-3863
                                 --------------
              (Registrant's Telephone Number, including Area Code)

            C. Frank Watson III, 116 S. Franklin Street, P.O. Box 69,
                       Rocky Mount, North Carolina 27802
                       ---------------------------------
                     (Name and Address of Agent for Service)

                                  With copy to:
                                  -------------
                             Reinaldo Pascual, Esq.
                             Kilpatrick Stockton LLP
                        1100 Peachtree Street, Suite 2800
                             Atlanta, Georgia 30309


 Approximate Date of Proposed Public Offering:

                                   As soon as practicable after the
                                   Effective Date of this Registration Statement
                                   ---------------------------------------------


It is proposed that this filing will become effective:  (check appropriate box)

         [X] immediately  upon filing pursuant to paragraph (b);
         [ ] on ________  (date)  pursuant to paragraph (b);
         [ ] 60 days after filing pursuant to  paragraph  (a)(1);
         [ ] on ________ (date) pursuant to paragraph (a)(1);
         [ ] 75 days after filing pursuant to paragraph (a)(2); or
         [ ] on ________ (date) pursuant to paragraph (a)(2) of rule 485.

                                     PART A

                                    FORM N-1A

                                   PROSPECTUS



CUSIP Number 626758106                                      NASDAQ Symbol METFX

Prospectus
                                                             September 28, 2004
________________________________________________________________________________


                              MURPHYMORRIS ETF FUND

                              A NO-LOAD MUTUAL FUND

________________________________________________________________________________


This prospectus includes information about the MurphyMorris ETF Fund ("Fund") that you should know before investing. You should read this prospectus carefully before you invest or send money, and keep it for future reference. For questions or for Shareholder Services, please call 1-800-715-3611.





                               Investment Advisor
                               ------------------

                        MURPHYMORRIS MONEY MANAGEMENT CO.
                      1551 Jennings Mill Road - Suite 2400A
                              Bogart, Georgia 30622






--------------------------------------------------------------------------------
These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

TABLE OF CONTENTS
-----------------

                                                                            Page
                                                                            ----

THE FUND......................................................................2
--------

     INVESTMENT OBJECTIVE.....................................................2
     --------------------

     PRINCIPAL INVESTMENT STRATEGY............................................2
     -----------------------------

     PRINCIPAL RISKS OF INVESTING IN THE FUND.................................4
     ----------------------------------------

     PERFORMANCE INFORMATION..................................................6
     -----------------------

     FEES AND EXPENSES OF THE FUND............................................7
     -----------------------------

MANAGEMENT OF THE FUND........................................................8
----------------------

     INVESTMENT ADVISOR.......................................................8
     ------------------

     BOARD OF TRUSTEES........................................................9
     -----------------

     ADMINISTRATOR............................................................9
     -------------

     TRANSFER AGENT...........................................................9
     --------------

     DISTRIBUTOR AND DISTRIBUTION OF SHARES..................................10
     --------------------------------------

INVESTING IN THE FUND........................................................11
---------------------

     MINIMUM INVESTMENT......................................................11
     ------------------

     PURCHASE AND REDEMPTION PRICE...........................................11
     -----------------------------

     PURCHASING SHARES.......................................................12
     -----------------

     REDEEMING  SHARES.......................................................14
     -----------------

OTHER IMPORTANT INVESTMENT INFORMATION.......................................17
--------------------------------------

     DIVIDENDS, DISTRIBUTIONS AND TAXES......................................17
     ----------------------------------

     FINANCIAL HIGHLIGHTS....................................................17
     --------------------

     ADDITIONAL INFORMATION..................................................18
     ----------------------

THE FUND
--------

     INVESTMENT OBJECTIVE
     --------------------

The MurphyMorris ETF Fund's investment objective is to seek long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.

     PRINCIPAL INVESTMENT STRATEGY
     -----------------------------

To achieve its objective, the Fund invests primarily in exchange-traded funds ("ETFs") and in cash or cash equivalent positions ("Cash Positions"). The Fund's investment advisor, Murphy- Morris Money Management Co. ("Advisor"), allocates the Fund's assets primarily among different ETFs and Cash Posit- ions using a rules-based quantitatively driven asset allocation model. The Advi- sor uses the model to deter- mine a weighted average score for "market risk" based on a combination of factors select- ed by the Advisor, such as technical and fundamental indicators.

Examples of technical and fundamental indicators exam-ined by the Advisor include:

     o    Market breadth;
     o    Trend line;
     o    Interest rates; and
     o    Relative strength
     o    Sector Performance

Based on its asset allocation model, the Advisor seeks to purchase and sell shares of different index-based ETFs, sector-based ETFs, fixed-income ETFs and


________________________________________________________________________________
What is an Exchange-Traded Fund (ETF)? An ETF is a fund that holds a portfolio of common stocks designed to track the performance of a particular securities index (or sector of an index), like the S&P 500 or NASDAQ, or a portfolio of bonds that may be designed to track a bond index. Because they may be traded like stocks on a securities exchange (e.g., the American Stock Exchange), ETFs may be purchased and sold throughout the trading day, based on their market price. Each share of an ETF represents an undivided ownership interest in the portfolio held by an ETF. ETFs that track indices (or sectors of indices) hold either:
     o shares of all of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in the same proportion that is represented in the index itself; or
     o shares of a sampling of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in a proportion meant to track the performance of the entire index.
ETFs are generally registered as investment companies and issue large blocks of shares (typically 50,000) called "creation units" in exchange for a specified portfolio of the ETF's underlying securities, plus a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. Creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value), together with a cash payment generally equal to accumulated dividends as of the date of redemption. As investment companies, ETFs incur fees and expenses such as trustees fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of ETFs. Accordingly, ETF shareholders pay their proportionate share of these expenses.
________________________________________________________________________________

Cash Positions that the Advisor deems to be best positioned to participate in market gains during rising markets or to protect the Fund during declining markets. Under normal circumstances, the Fund will invest at least 80% of its assets in ETFs.

The Fund may invest in all types of ETFs, such as index based ETFs, sector based ETFs and fixed income ETFs. The Fund may hold ETFs with portfolios comprised of domestic or foreign stocks or bonds or any combination thereof. However, due to legal limitations, the Fund will be prevented from purchasing more than 3% of an ETF's outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission ("SEC") that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order.

In cases where these legal limits prevent the Fund from buying a particular ETF, the Fund may instead invest in a similar index or sector-based mutual fund or other investment company ("Index Funds"), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) ("Stock Baskets"). The Fund may also invest in Index Funds or Stock Baskets when the Advisor believes they represent more attractive opportunities than similar ETFs. In addition, the Fund may invest in all types of Cash Positions, such as money market instruments, U.S. Government obligations, commercial paper, repurchase agreements and other cash or cash equivalent positions.

While the Fund's primary focus is allocation of its assets among ETFs and Cash Positions, the Fund has the flexibility to invest in equity securities and other types of securities when the Advisor believes they offer more attractive opportunities. Accordingly, the Fund may hold positions in common stocks of domestic and foreign companies and corporate and/or government bonds from time to time.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. In such circumstances, the Fund may also hold up to 100% of its portfolio in Cash Positions for reasons inconsistent with the Fund's principal investment strategy. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Additional Information About the Fund's Investment Objective and Strategy. Whether the Fund is an appropriate investment for an investor will depend largely on his or her financial resources and individual investment goals and objectives. Investors who engage in short-term trading and/or other speculative strategies and styles will not find the Fund to be an appropriate investment vehicle if they want to invest in the Fund for a short period of time.

     PRINCIPAL RISKS OF INVESTING IN THE FUND
     ----------------------------------------

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

Market Risk: Market risk refers to the risk that the value of securities in the Fund's portfolio may decline due to daily fluctuations in the securities markets generally. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects.

Management Style Risks: The share price of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to the Advisor's allocation of the Fund's assets. The Advisor's judgments about the attractiveness, value and potential appreciation of particular ETFs or other investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor's judgment will produce the desired results. In addition, the Fund may allocate its assets so as to under-emphasize or over-emphasize ETFs or other investments under the wrong market conditions, in which case the Fund's value may be adversely affected.

Sector Risks: Another area of risk involves the potential focus of the Fund's assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may invest more heavily in will vary.

Fixed Income Risks: There are risks associated with the potential investment of the Fund's assets in fixed income ETFs which include credit risk, interest risk, maturity risk and investment-grade securities risk. These risks could affect the value of a particular ETF's shares possibly causing the Fund's share price and total return to be reduced and fluctuate more than investment in other types of

ETFs. Additional information about fixed income risks can be found in the Fund's Statement of Additional Information ("SAI").

"Fund of Funds" Structure, Limitations and Expenses Risks: The Fund is a "fund of funds." The term "fund of funds" is typically used to describe an investment company, such as the Fund, whose principal investment strategy involves investing in other investment companies, such as ETFs and Index Funds. Under the Investment Company Act of 1940, as amended ("1940 Act"), the Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF's or investment company's total outstanding stock unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Fund from allocating its investments in the manner its Advisor manager considers optimal, or cause the Advisor to select Index Funds or Stock Baskets as alternatives to the investment the Advisor considers optimal.

Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. The Fund is best suited for long-term investors.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional information about foreign securities risk can be found in the SAI.

Tracking Risks: Investment in the Fund should be made with the understanding that the ETFs and other index investment companies in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and other investment companies in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs or investment companies may, from time to time, temporarily be unavailable, which may further impede the ETFs' and investment companies' ability to track their applicable indices.

ETF Net Asset Value and Market Price: The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.

Portfolio Turnover: Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during a year's time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover could lower performance of the Fund due to increased costs and may also result in the realization of capital gains. If the Fund realizes capital gains when it sells its portfolio investments, it must generally distribute those gains to shareholders, increasing their taxable distributions. Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be more than 100%.

Non-diversified Fund Risk: The Fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

     PERFORMANCE INFORMATION
     -----------------------

Because the Fund has not been in operation for an entire calendar year, there is no calendar year performance information for the Fund to be presented here. However, you may request a copy of the Fund's most recent Annual and Semi-annual Reports, at no charge, by calling the Fund.

     FEES AND EXPENSES OF THE FUND
     -----------------------------

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                          Shareholder Fees
              (fees paid directly from your investment)
              -----------------------------------------
   Maximum Sales Charge (Load) Imposed On Purchases
        (as a percentage of offering price) ..........................None
   Redemption Fee ....................................................None

                   Annual Fund Operating Expenses
            (expenses that are deducted from Fund assets)
            ---------------------------------------------
   Management Fees ................................................. 1.25%
   Distribution and/or Service (12b-1) Fees ........................ 0.25%
   Other Expenses .................................................. 0.94%
                                                                    ------
   Total Annual Fund Operating Expenses* ........................... 2.44%
                                                                    ======

   * "Total Annual Fund Operating Expenses" are based upon actual expenses for the fiscal year ending May 31, 2004. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 2.25% of the average daily net assets of the Fund for the fiscal year ending May 31, 2005. As a result, the Fund's "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to 2.50%. It is expected that the Expense Limitation Agreement will continue from year-to-year, provided such continuance is approved by the Board of Trustees of the Fund.

     Example: This example shows you the expenses that you may pay over time by investing in shares of the Fund. Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the Fund versus other mutual funds. This example assumes the following conditions:

          (1)  You invest $10,000 in the Fund for the periods shown;
          (2)  You reinvest all dividends and distributions;
          (3)  You redeem all of your shares at the end of those periods;
          (4)  You earn a 5% total return; and
          (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

------------------- -------------- --------------- --------------- -------------
  Period Invested      1 Year         3 Years         5 Years        10 Years
------------------- -------------- --------------- --------------- -------------
     Your Costs         $247            $761           $1,301         $2,776
------------------- -------------- --------------- --------------- -------------

MANAGEMENT OF THE FUND
----------------------

     INVESTMENT ADVISOR
     ------------------

The Fund's investment advisor is MurphyMorris Money Management Co., 1551 Jennings Mill Road, Suite 2400A, Bogart, Georgia 30622. The Advisor serves in that capacity pursuant to an investment advisory contract with the MurphyMorris Investment Trust ("Trust") on behalf of the Fund. Subject to the authority of the Trust's Board of Trustees ("Trustees"), the Advisor provides guidance and policy direction in connection with the daily management of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees, and provides certain executive personnel to the Fund.

The Advisor, organized as a Georgia corporation, is controlled by John Joseph Murphy, Timothy Allen Chapman, Donald Lawrence Beasley and Gregory Lee Morris. The executives and members of the advisory staff of the Advisor have extensive experience in managing investments for clients including individuals, corporations, non-taxable entities, and other business and private accounts since the firm was founded in 1999. As of September 2004, the Advisor has approximately $25 million in assets under management.

Portfolio Management Team. The Fund will be managed by a portfolio management team consisting of Mr. Beasley and Mr. Chapman. Mr. Beasley serves as the principal portfolio manager for the Fund.

Mr. Beasley is a co-founder of the Advisor and has served as Secretary of the Advisor since 1996. Mr. Beasley is also a co-founder of PMFM, Inc. ("PMFM"), an investment advisory firm affiliate of the Advisor that as of September 2004 manages approximately $650 million through separate accounts and mutual funds (including a fund with an investment objective and strategy similar to the Fund). He has served as President of PMFM since 1993. Mr. Beasley received his Bachelor of Science degrees in Math and Physical Education from Northwestern
State University in 1965 and his Masters in Administration from Northwestern State University in 1966. He has been in the money management business since 1988.

Mr. Chapman is a co-founder of the Advisor and has served as its Vice President since 1996. Mr. Chapman is also a co-founder of PMFM and has served as its Secretary and Treasurer since 1993. Mr. Chapman studied Economics at the University of Georgia and has received the Series 6, the Series 7 and the Series 8 licenses from the National Association of Securities Dealers. Mr. Chapman has been in the investment business since 1981.To assist the portfolio management team in selecting securities for the Fund, the Advisor has entered into an agreement with PMFM to license PMFM's proprietary, rules-based quantitatively driven asset allocation model research software. The Advisor pays PMFM a fee of 15 percent of the Advisor's gross investment advisory fees from the Fund under the terms of the license agreement. The Fund does not pay a direct fee to PMFM.

Advisor Compensation. As full compensation for the investment advisory services provided to the Fund, the Advisor receives monthly compensation based on the Fund's average daily net assets at the annual rate of 1.25%.

Expense Limitation Agreement. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under the Rule 12b-1 Plan) to not more than 2.25% of the average daily net assets of the Fund for the fiscal year ending May 31, 2005. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Trustees. The Trust may terminate the Expense Limitation
Agreement at any time. The Advisor may also terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90-days' notice to the Trust as set forth in the Expense Limitation Agreement.

     BOARD OF TRUSTEES
     -----------------

The Fund is a series of the Trust, an open-end management investment company, organized as a Delaware statutory trust on September 4, 2003. The Trustees supervise the operations of the Fund according to applicable state and federal law, and is responsible for the overall management of the Fund's business affairs.

     ADMINISTRATOR
     -------------

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor of the Fund, and provides the Fund with certain administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide services to the Fund.

     TRANSFER AGENT
     --------------

NC Shareholder Services, LLC ("NCSS") serves as the transfer agent and dividend-disbursing agent of the Fund. As indicated later in this Prospectus under the caption "Investing in the Fund," NCSS will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund.

     DISTRIBUTOR AND DISTRIBUTION OF SHARES
     --------------------------------------

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of the Fund's shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or other approved entities. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's shares (this compensation is commonly referred to as "12b-1 fees").

The Distribution Plan provides that the Fund will pay the annual rate of up to 0.25% of the average daily net assets of the Fund for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund's shares. Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other Expenses. In addition to the 12b-1 fees and the investment advisory fees, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

INVESTING IN THE FUND
---------------------

     MINIMUM INVESTMENT
     ------------------

The Fund's shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Fund. The minimum initial investment is $1,000 and the minimum additional investment is $250 ($100 for those participating in an automatic investment plan). The Fund may, at the Advisor's sole discretion, accept certain accounts with less than the minimum investment.

     PURCHASE AND REDEMPTION PRICE
     -----------------------------

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. Purchases and redemptions of shares by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven
(7) days after tender. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

     PURCHASING SHARES
     -----------------

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker-authorized designee, accepts the order. The orders will be priced at the next calculation of the Fund's net asset value after the authorized broker or broker-authorized designee receives the orders. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. financial institution and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, the purchase will be canceled. The prospective investor will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or another identically registered account to recover any such losses due to a returned check. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the "MurphyMorris ETF Fund", to:

             MurphyMorris ETF Fund
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for a SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

Bank Wire Purchases. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-715-3611, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your financial institution use the following wire instructions:

             Wachovia Bank, NA
             Charlotte, North Carolina
             ABA # 053000219
             For the: MurphyMorris ETF Fund
             Acct. # 2000017392945
             For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $250. Before adding funds by bank wire, please call the Fund at 1-800-715-3611 and follow the above directions for bank wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the shareholder's checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interest of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase orders from an investor.

Stock Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.

     REDEEMING SHARES
     ----------------

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

             MurphyMorris ETF Fund
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include the following:

     (1) Your letter of instruction specifying the Fund's name, shareholder's name, account number and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may cause the redemption to be delayed beyond the seven (7) days) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you specifically decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (Fax# 252-972-1908). The confirmation instructions must include the following:

          (1)  The Fund's name;
          (2)  Shareholder(s) name and account number;
          (3)  Number of shares or dollar amount to be redeemed;
          (4) Instructions for transmittal of redemption proceeds to the shareholder; and
          (5) Shareholder signature(s) as it/they appear(s) on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days in which your financial institution is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund, at its discretion, may choose to pass through to redeeming shareholders any charges imposed by the custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-715-3611. Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund will not be liable for any losses due to fraudulent or unauthorized instructions nor for following telephone instructions provided the Fund follows reasonable procedures to insure instructions are genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at more than $1,000 at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount (not less than $100). Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Minimum Account Size. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $1,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon prior written notice. If the shareholder brings his account net asset value up to at least $1,000 during the notice period, the account will not be redeemed. Redemptions from retirement accounts may be subject to federal income tax.

Redemptions In Kind. The Fund reserves the right to make redemptions in kind (a payment in portfolio securities rather than cash). Generally, redemption in kind is used when, in the option of the Trustees, a large redemption request may cause harm to the Fund and its shareholders. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application;
(iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Miscellaneous. The Fund reserves the right to (i) refuse to accept any request to purchase shares of the Fund for any reason; and (ii) suspend its offering of shares at any time.


\

OTHER IMPORTANT INVESTMENT INFORMATION
--------------------------------------

     DIVIDENDS, DISTRIBUTIONS AND TAXES
     ----------------------------------

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the SAI. Shareholders should rely on their own tax advisers for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and realized gains to its shareholders every year. Dividends paid by the Fund derived from net investment income, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund regardless of whether distributions are received in cash or are reinvested in additional Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2004) for all distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld by the Fund may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.

     FINANCIAL HIGHLIGHTS
     --------------------

The financial highlights table is intended to help you understand the Fund's performance information since its inception. Certain information reflects financial results for a single fund share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data in the table have been derived from the audited financial statements of the Fund. The financial data for the fiscal period ended May 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report covering such period is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual report and the Semi-annual report of the Fund, copies of which may also be obtained at no charge by calling the Fund at 1-800-715-3611.

            (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------
                                                                  Period ended
                                                                May 31, 2004 (a)
--------------------------------------------------------------------------------

Net asset value, beginning of period .........................  $        10.00

   Loss from investment operations
     Net investment loss .....................................           (0.04)
     Net realized and unrealized loss on investments .........           (0.44)
                                                                --------------
       Total from investment operations ......................           (0.48)
                                                                --------------

Net asset value, end of period ...............................  $         9.52
                                                                ==============

Total return .................................................           (4.80)%
                                                                ==============

Ratios/supplemental data

   Net assets, end of period .................................  $   33,195,858
                                                                ==============

   Ratio of expenses to average net assets (b)
     Before expense reimbursements and waived fees ...........            2.44 %
     After expense reimbursements and waived fees ............            2.44 %

   Ratio of net investment income (loss) to average net assets (b)

     Before expense reimbursements and waived fees ...........          (1.19)%
     After expense reimbursements and waived fees  ...........          (1.19)%

   Portfolio turnover rate ...................................         396.55 %


(a) For the period from January 27, 2004 (date of initial pubic offering) to May 31, 2004.
(b)  Annualized.


     ADDITIONAL INFORMATION
     ----------------------

Please see the back cover on how to contact the Fund and how to receive additional information regarding the Fund.

________________________________________________________________________________


                              MURPHYMORRIS ETF FUND

________________________________________________________________________________


Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments will also be available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports will be available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund:

           By telephone:       1-800-715-3611

           By mail:            MurphyMorris ETF Fund
                               c/o NC Shareholder Services
                               116 South Franklin Street
                               Post Office Box 4365
                               Rocky Mount, North Carolina  27803-0365

           By e-mail:          mminfo@ncfunds.com

           On the Internet:    www.murphymorrisfunds.com

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                  Investment Company Act file number 811-21444

                                     PART B

                                    FORM N-1A

                       STATEMENT OF ADDITIONAL INFORMATION

                              MurphyMorris ETF Fund

                               September 28, 2004

                                 A series of the
                          MURPHYMORRIS INVESTMENT TRUST
                      1551 Jennings Mill Road - Suite 2400A
                              Bogart, Georgia 30622
                            Telephone 1-800-715-3611





                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

OTHER INVESTMENT POLICIES......................................................2
INVESTMENT LIMITATIONS........................................................10
PORTFOLIO TRANSACTIONS........................................................11
DESCRIPTION OF TRUST..........................................................12
MANAGEMENT AND OTHER SERVICE PROVIDERS........................................13
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ...............................19
SPECIAL SHAREHOLDER SERVICES..................................................21
NET ASSET VALUE...............................................................22
ADDITIONAL TAX INFORMATION....................................................22
ADDITIONAL INFORMATION ON PERFORMANCE.........................................24
FINANCIAL STATEMENTS..........................................................26
APPENDIX A - DESCRIPTION OF RATINGS...........................................27
APPENDIX B - PROXY VOTING POLICIES............................................31



This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectus for the MurphyMorris ETF Fund ("Fund") dated the same date as this SAI, and is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Prospectus and Annual Reports for the Fund may be obtained at no charge by writing or calling the Fund at the address or phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

                            OTHER INVESTMENT POLICIES

The MurphyMorris Investment Trust ("Trust") was organized on September 4, 2003 as a Delaware statutory trust and is registered as an open-end management investment company with the Securities and Exchange Commission ("SEC"). The MurphyMorris ETF Fund is a non-diversified series of the Trust. The following policies supplement the Fund's investment objective and policies as described in the Prospectus for the Fund. Attached to the SAI is Appendix A, which contains descriptions of the rating symbols used by rating agencies for securities in which the Fund may invest.

GENERAL INVESTMENT RISKS. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Fund's investment program will be successful. Investors should carefully review the descriptions of the Fund's investments and their risks described in this SAI and the Prospectus.

EXCHANGE TRADED FUNDS AND INVESTMENTS IN OTHER INVESTMENT COMPANIES.

Exchange Traded Funds. As noted in the Prospectus, the Fund will normally invest in Exchange Traded Funds ("ETFs") and cash or cash equivalent positions. The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Fund intends to be a short-term investor in ETFs, but does not intend to purchase and redeem creation units to take advantage of short-term arbitrage opportunities. However, the Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Fund's investment advisor, MurphyMorris Money Management Co. ("Advisor"), believes it is in the Fund's interest to do so. The Fund's ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended ("1940 Act"), which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which a Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Fund believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.

Fixed Income ETFs. There are risks associated with the potential investment of the Fund's assets in fixed income ETFs which may include credit risk, interest rate risk, maturity risk, and investment-grade securities risk as described below:

o Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a transaction involving one or more bonds in an ETF's portfolio will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, an ETF's income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the particular ETF's shares may be reduced. ETFs may be subject to credit risk to the extent that they invest in debt securities which involve a promise by a third party to honor an obligation with respect to the debt security. Credit risk is particularly significant for investments in "junk bonds" or lower than investment-grade securities.

o Interest Rate Risk. The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of ETFs, when investing a significant portion of its assets in bonds or fixed income securities, will vary in response to changes in interest rates. A rise in interest rates generally causes the value of a bond to decrease, and vice versa. There is the possibility that the value of the particular ETF's investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect if the particular ETF is then holding a significant portion of its assets in fixed income securities with long-term maturities.

     In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but also the yield can drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the funds prepaid must be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

o Maturity Risk. Maturity risk is another factor that can affect the value of a particular ETF's debt holdings. Certain ETFs may not have a limitation policy regarding the length of maturity of its debt holdings. In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield, but the greater the price stability.

o Investment-Grade Securities Risk. Debt securities are rated by national bond rating agencies. Securities rated BBB by Standard & Poor's ("S&P") or Baa by Moody's Investors Services, Inc. ("Moody's") are considered investment-grade securities, but are somewhat riskier than more highly rated investment-grade obligations (those rated A or better by S&P and Aa or better by Moody's) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities.

Other Investment Companies. As noted in the Prospectus, the Fund is a "fund of funds." The term "fund of funds" is typically used to describe an investment company, such as the Fund, whose principal investment strategy involves investing in other investment companies. Under the 1940 Act, the Fund may not acquire shares of another investment company (ETFs or other investment companies) if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF's or investment company's total outstanding stock (the "3% Limitation"). Accordingly, the Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and
(ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. The SEC has issued such an exemptive order to iShares Trust and iShares, Inc. which permits investment companies, including the Fund, to invest in the various series of the iShares Trust and iShares, Inc. ("iShares Funds") beyond the 3% Limitation, subject to certain terms and conditions, including that such investment companies enter into an agreement with the iShares Funds. The Fund intends on entering into such an agreement with iShares so that the Fund will be permitted to invest in iShares Fund in excess of the 3% Limitation. To the extent other ETFs obtain similar exemptive relief from the SEC, the Fund may seek to qualify to invest in such other ETFs in excess of the 3% Limitation.

To the extent the 3% Limitation applies to certain ETFs, that limitation may prevent the Fund from allocating its investments in the manner that the Advisor considers optimal, or cause the Advisor to select a similar index or sector-based mutual fund or other investment company ("Index Funds"), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) ("Stock Baskets") as an alternative. The Fund may also invest in Index Funds or Stock Baskets when the Advisor believes they represent more attractive opportunities than similar ETFs. The Fund's investments in Index Funds will be subject to the same 3% Limitation described above.

Under the 1940 Act, the Fund must either seek instructions from its shareholders with regard to the voting of all proxies with respect to its investment in the securities of ETFs, Index Funds and other investment companies and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities. In the event that there is a vote of ETF, Index Fund or other investment company shares held by the Fund, the Fund intends to vote such shares in the same proportion as the vote of all other holders of such securities.

EQUITY SECURITIES. The Fund may invest in equity securities, both directly (including, without limitation, investments in Stock Baskets) and indirectly through the Fund's investment in shares of ETFs. The equity portion of the

Fund's portfolio will generally be comprised of common stocks traded on domestic securities exchanges or on the over-the-counter market. In addition to common stocks, the equity portion of the Fund's portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds. Prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

FOREIGN SECURITIES. The Fund may invest directly or indirectly in foreign equity securities traded on U.S. national exchanges or over-the-counter and in foreign securities represented by ADRs, as described below. The Fund may also invest in foreign currency-denominated fixed-income securities. As noted in the Prospectus, investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions.

American Deposition Receipts ("ADRs") provide a method whereby the Fund may invest in securities issued by companies whose principal business activities are outside the United States. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, and may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

CONVERTIBLE SECURITIES. Although the equity investments of the Fund consist primarily of common and preferred stocks, the Fund may invest directly or indirectly in securities convertible into common stock if, for example, the Advisor believes that a company's convertible securities are undervalued in the market. Convertible securities eligible for purchase by the Fund include convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Warrant positions will not be used to increase the leverage of the Fund; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount. The Fund's ability to invest in warrants may be limited by the Fund's investment restrictions.

REAL ESTATE SECURITIES. The Fund will not invest in real estate (including mortgage loans and limited partnership interests), but may invest in readily marketable securities issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Investments in real estate securities are subject to risks inherent in the real estate market, including risks related to changes in interest rates.

CORPORATE AND MUNICIPAL DEBT SECURITIES. The Fund may invest directly and indirectly in fixed income investments, including corporate, municipal or other government debt securities. Corporate and municipal debt obligations purchased by the Fund may be any credit quality, maturity or yield. Accordingly, the Fund's debt securities may include "investment grade" securities (those rated at least Baa by Moody's, BBB by S&P, or Fitch Investors Service, Inc. ("Fitch") or, if not rated, of equivalent quality in the Advisor's opinion). In addition, the Fund's debt securities may include lower-rated debt securities including, without limitation, junk bonds. Debt obligations rated Baa by Moody's or BBB by S&P or Fitch may be considered speculative and are subject to risks of non-payment of interest and principal. Debt obligations rated lower than Baa by Moody's or lower than BBB by S&P or Fitch are generally considered speculative and subject to significant risks of non-payment of interest and principal. Descriptions of the quality ratings of Moody's, S&P, and Fitch are contained in this SAI. While the Advisor utilizes the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness.

MONEY MARKET INSTRUMENTS. The Fund may invest directly and indirectly in money market instruments including U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements), provided that they are eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of banks, Commercial Paper, and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance, the bank that "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest directly in Commercial Paper only if it is rated in one of the top two rating categories by Moody's, S&P, or Fitch or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.

U.S. GOVERNMENT SECURITIES. The Fund may invest directly and indirectly in U.S. Government securities, defined to be U.S. Government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. Government such as Government National Mortgage Association ("GNMA") as well as obligations of U.S. Government authorities, agencies and instrumentalities such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Housing Administration ("FHA"), Federal Farm Credit Bank ("FFCB"), Federal Home Loan
Bank ("FHLB"), Student Loan Marketing Association ("SLMA"), and The Tennessee Valley Authority. U.S. Government securities may also be acquired subject to repurchase agreements. While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g.
GNMA), several are supported by the right of the issuer to borrow from the U.S. Government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. Government does not extend to the yield or value of the Fund's shares.

ZERO COUPON SECURITIES. The Fund may purchase zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Zero coupon securities are bought at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. One must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. A repurchase agreement is a short term investment in which the purchaser acquires ownership of a U.S. Government security and the seller agrees to repurchase the security at a future time at a set price, thereby determining the yield during the purchaser's holding period. Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value.

REVERSE REPURCHASE AGREEMENTS. The Fund may also be involved with reverse repurchase agreements. Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

ILLIQUID INVESTMENTS. The Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees of the Trust ("Trustees"), the Advisor determines the liquidity of the Fund's investments, and through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

RESTRICTED SECURITIES. Within its limitation on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

OPTIONS. The Fund may purchase and write put and call options on securities. The Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.

FUTURES CONTRACTS. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC"). No purchase price is paid or received when the contract is entered into. Instead, the Fund, upon entering into a futures contract (and to maintain the Fund's open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Fund expects to earn interest income on its initial and variation margin deposits.

The Fund will incur brokerage fees when they purchase and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect the Fund's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, the Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, the Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Options on Futures Contracts. The Fund may purchase exchange-traded call and put options on futures contracts and write exchange-traded call options on futures contracts. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price at any time before the option expires.

The Fund will write options only on futures contracts that are "covered." The Fund will be considered "covered" with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Fund segregates with its custodian cash, United States government securities or liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). The Fund will be considered "covered" with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Fund owns a security deliverable under the futures contract. The Fund will be considered "covered" with respect to a call option it has written on a securities index future if the Fund owns securities the price changes of which are, in the opinion of the Advisor, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If the Fund writes options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

Options on futures contracts can be used by the Fund to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts may be used as a means of hedging the Fund's portfolio against a general decline in market prices. The purchase of a call option on a futures contract may represent a means of hedging the Fund's portfolio against a market advance when the Fund is not fully invested.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Fund's holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Fund intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts. Options and futures can be volatile instruments and involve certain risks. If the Advisor applies a hedge at an inappropriate time or judges market movements incorrectly, options and futures strategies may lower the Fund's return. The Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its position because of an illiquid market. The Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as defined under the CFTC regulations); or (ii) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Fund's total assets. In instances involving the purchase of futures contracts or the writing of put options thereon by the Fund, an amount of cash and cash equivalents, equal to the cost of such futures contracts or options written (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by the Fund, the securities underlying such futures contracts or options will at all times be maintained by the Fund or, in the case of index futures and related options, the Fund will own securities the price changes of which are, in the opinion of the Advisor, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

FORWARD COMMITMENT & WHEN-ISSUED SECURITIES. The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Advisor felt such action was appropriate. In such a case, the Fund could incur a short-term gain or loss.

SHORT SALES OF SECURITIES. The Fund may make short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Fund then sells the borrowed security to a buyer in the market. The Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. When the Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. Government securities, or equity securities) on the Fund's books and/or in a segregated account at the Fund's custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender. In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet the Fund's short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund's short position obligations.

In addition, the Fund may make short sales "against the box" i.e., when the Fund sells a security short when the Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Advisor has determined are creditworthy under guidelines established by the Board of Trustees. In determining whether the Fund will lend securities, the Advisor will consider all relevant facts and circumstances. The Fund may not lend securities to any company affiliated with the Advisor. Each loan of securities will be collateralized by cash, securities or letters of credit. The Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

LACK OF DIVERSIFICATION. The Fund is a non-diversified fund, which means that it has not made an election to be a "diversified" investment company under the 1940 Act. Most mutual funds elect to be "diversified" funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time. A non-diversified fund is not subject to this limitation, and so it can hold a relatively small number of securities in its portfolio. Even a non-diversified fund has to have some diversification for tax purposes, though. Under the tax code, all mutual funds are required, at the end of each quarter of the taxable year, to have (i) at least 50% of the market value of the Fund's total assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, limited with respect to any one issuer for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets; and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Subject to the requirements of the tax code and the Fund's investment restrictions (see description below under "Investment Restrictions"), the Fund may make significant investments in the securities of a particular issuer, select companies in a particular industry, or select companies in a sector within a particular industry. Such a concentration of Fund investments exposes the Fund to additional risks, and greater potential for significant share price fluctuation. The Fund may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries, or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund's performance and the value of each shareholder's investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the fund than it would have in a diversified fund.

TEMPORARY DEFENSIVE POSITIONS. As part of the Fund's principal investment strategy, the Fund may invest in Cash Positions with up to 100% of its portfolio. In addition, the Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. In such circumstances, the Fund may also hold up to 100% of its portfolio in Cash Positions. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.


                             INVESTMENT LIMITATIONS

The Fund has adopted the following investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented; or (ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities.

FUNDAMENTAL RESTRICTIONS.  As a matter of fundamental policy, the Fund may not:

(1)  Issue senior securities, except as permitted by the 1940 Act;

(2) Borrow money, except to the extent permitted under the 1940 Act (including, without limitation, borrowing to meet redemptions). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

(3) Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(4) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

(5) Make loans, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances and repurchase agreements shall not be deemed to be the making of a loan;

(6) Purchase or sell real estate or interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities); or

(7) Invest 25% or more of its total assets in securities of issuers in any particular industry. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry.

NON-FUNDAMENTAL RESTRICTIONS. The following investment limitations are not fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

(1) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(2) Make investments for the purpose of exercising control or management over a portfolio company;

(3) Invest in securities of other registered investment companies, except as permitted under the 1940 Act;

(4) Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(5) Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in the common stock of companies which invest in or sponsor such programs; or

(6) Purchase warrants if as a result the Fund would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants.

With respect to the "fundamental" and "non-fundamental" investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase).


                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Fund. The Advisor shall manage the Fund's portfolio in accordance with the terms of the Investment Advisory Agreement by and between the Advisor and the Fund ("Advisory Agreement"), which is described in detail under "Management and Other Service Providers - Investment Advisor." The Advisor serves as investment advisor for a number of client accounts, including the Fund.

Brokerage Selection. In selecting brokers to be used in portfolio transactions, the Advisor's general guiding principal is to obtain the best overall execution for each trade, which is a combination of price and execution. With respect to execution, the Advisor considers a number of judgmental factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Advisor's past experience with similar trades and other factors that may be unique to a particular order. Recognizing the value of these judgmental factors, the Advisor may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade. To the extent it is consistent with the Rules of Fair Practice of the National Association Securities Dealers ("NASD") and such other policies as the Board of Trustees may determine, the Fund may also direct a portion of the Fund's brokerage transactions to certain brokers because of certain benefits received from those brokers.

Under Section 28(e) of the Securities Exchange Act of 1934 and the Advisory Agreement, the Advisor is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received by the Advisor may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Advisor to determine and track investment results; and trading systems that allow the Advisor to interface electronically with brokerage firms, custodians and other providers. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases. In some instances, research products or services received by the Advisor may also be used by the Advisor for functions that are not research related (i.e. not related to the making of investment decisions). Where a research product or service has a mixed use, the Advisor will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make available to the Advisor for its analysis and consideration the views and information of individuals and research staffs of other securities firms. These services may be useful to the Advisor in connection with advisory clients other than the Fund and not all such services may be useful to the Advisor in connection with the

Fund. Although such information may be a useful supplement to the Advisor's own investment information in rendering services to the Fund, the value of such research and services is not expected to reduce materially the expenses of the Advisor in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Advisor by the Fund.

The Fund may invest in securities traded in the over-the-counter market. In these cases, the Fund may initiate trades through brokers on an agency basis and pay a commission in connection with the transaction. The Fund may also effect these transactions by dealing directly with the dealers who make a market in the securities involved, in which case the costs of such transactions would involve dealer spreads rather than brokerage commissions.

For the fiscal year ended May 31, 2004, the Fund paid brokerage commissions of $35,904; none of which was paid to the Distributor.

Aggregated Trades. While investment decisions for the Fund are made independently of the Advisor's other client accounts, the Advisor's other client accounts may invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

Portfolio Turnover. The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.


                            DESCRIPTION OF THE TRUST

The Trust, which is a statutory trust organized under Delaware law on September 4, 2003, is an open-end management investment company. The Trust's Agreement and Declaration of Trust ("Trust Instrument") authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust currently consists of one series:
MurphyMorris ETF Fund. Additional series and/or classes may be created from time to time. The number of shares in the Trust shall be unlimited. When issued for payment as described in the Prospectus and this SAI, shares of the Fund will be fully paid and non-assessable and shall have no preemptive or conversion rights.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees. Rights of shareholders cannot be modified by less than a majority vote.

The Trustees will hold office indefinitely, except that: (i) any Trustee may resign or retire; and (ii) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust. In case a vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee's bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

                     MANAGEMENT AND OTHER SERVICE PROVIDERS

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. This section of the SAI provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

TRUSTEES AND OFFICERS. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years. Those Trustees who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Advisor, are indicated in the table. The address of each Trustee and Officer of the Trust, unless otherwise indicated, is 1551 Jennings Mill Road - Suite 2400A, Bogart, Georgia 30622.

-------------------------- ------------- ---------- -------------------------------------- -------------- ------------------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                              in Fund
                           Position(s)   Length                                               Complex
      Name, Age and         held with    of Time           Principal Occupation(s)          Overseen by     Other Directorships
         Address            Fund/Trust    Served             During Past 5 Years              Trustee         Held by Trustee
-------------------------- ------------- ---------- -------------------------------------- -------------- ------------------------
                                                      Independent Trustees
-------------------------- ------------- ---------- -------------------------------------- -------------- ------------------------
Jack E. Brinson, 72        Trustee,      Since      Mr.  Brinson has been  retired  since        1        Mr.  Brinson  serves as
                           Chairman      12/2003    January,     2000.     Mr.    Brinson                 an Independent  Trustee
                                                    previously   was  the   President  of                 of  the  following:  de
                                                    Brinson   Investment  Co.   (personal                 Leon  Funds  Trust  for
                                                    investments)  and  the  President  of                 the one  series of that
                                                    Brinson    Chevrolet,    Inc.   (auto                 Trust;   Gardner  Lewis
                                                    dealership).                                          Investment   Trust  for
                                                                                                          the three series of that
                                                                                                          trust; Hillman Capital
                                                                                                          Management Investment
                                                                                                          Trust for the two series
                                                                                                          of that trust; Merit
                                                                                                          Advisors Investment Trust
                                                                                                          for the one series of
                                                                                                          that trust; Merit Advisors
                                                                                                          Investment Trust II for
                                                                                                          the one series of that
                                                                                                          trust; New Providence
                                                                                                          Investment Trust for the
                                                                                                          one series of that trust;
                                                                                                          and The Nottingham
                                                                                                          Investment Trust II
                                                                                                          for the eight series
                                                                                                          of that trust (all
                                                                                                          registered investment
                                                                                                          companies)
-------------------------- ------------- ---------- -------------------------------------- -------------- ------------------------
Theo H. Pitt, Jr., 68      Trustee       Since      Mr. Pitt has been the Senior  Partner        1        Mr.  Pitt  serves as an
                                         12/2003    of Community  Financial  Institutions                 Independent  Trustee of
                                                    Consulting   since  1997.   Mr.  Pitt                 the following:  de Leon
                                                    has    also    been    an     Account                 Funds   Trust  for  the
                                                    Administrator    at   Holden   Wealth                 one   series   of  that
                                                    Management    Group    of    Wachovia                 Trust;   Gardner  Lewis
                                                    Securities  (money  management  firm)                 Investment   Trust  for
                                                    since September, 2003.                                the  three   series  of
                                                                                                          that trust; Hillman
                                                                                                          Capital  Management
                                                                                                          Investment Trust for the
                                                                                                          two series of that Trust;
                                                                                                          Merit Advisors Investment
                                                                                                          Trust for the one series
                                                                                                          of that trust; and Merit
                                                                                                          Advisors Investment
                                                                                                          Trust II for the one
                                                                                                          series of that trust
                                                                                                          (all registered
                                                                                                          investment companies)
-------------------------- ------------- ---------- -------------------------------------- -------------- ------------------------

                                                               14

-------------------------- ------------- ---------- -------------------------------------- -------------- ------------------------
                                                      Interested Trustees*
-------------------------- ------------- ---------- -------------------------------------- -------------- ------------------------
Gregory L. Morris, 56      Trustee,      Since      Mr.  Morris  is a  principal  of  the        1                 None
                           Vice          12/2003    Advisor   and  has   served   as  its
                           President                Treasurer  since  March,   2000.  Mr.
                           and                      Morris  has  been a  consultant  with
                           Treasurer                StockCharts.com  (web-based  charting
                                                    service)  since  October,  2002.  Mr.
                                                    Morris    previously   was   CEO   of
                                                    MurphyMorris,  Inc.  (market analysis
                                                    and  education  firm).  He was also a
                                                    Captain  with  Delta Air  Lines  from
                                                    1978 to 2004.
-------------------------- ------------- ---------- -------------------------------------- -------------- ------------------------
* The Interested  Trustee is an Interested  Trustee because he is an officer and employee of the Advisor.
----------------------------------------------------------------------------------------------------------------------------------
                                                         OTHER OFFICERS
-------------------------- ------------- ---------- -------------------------------------- -------------- ------------------------
John J. Murphy, 62         President     Since      Mr.  Murphy  is a  principal  of  the       n/a                 n/a
                                         12/2003    Advisor  and has been  the  President
                                                    of the  Advisor  since  March,  2000.
                                                    Mr.   Murphy   previously   was   the
                                                    President   of   MurphyMorris,   Inc.
                                                    (market analysis and education firm).
-------------------------- ------------- ---------- -------------------------------------- -------------- ------------------------
Timothy A. Chapman, 44     Vice          Since      Mr.  Chapman  is a  principal  of the       n/a                 n/a
                           President     12/2003    Advisor   and   has   been   a   Vice
                                                    President   of  the   Advisor   since
                                                    March,  2000.  Mr.  Chapman  has been
                                                    the  Secretary and Treasurer of PMFM,
                                                    Inc.   (investment   advisor)   since
                                                    1993.  He also  serves as a portfolio
                                                    manager  for PMFM.  Mr.  Chapman  was
                                                    the  President of Financial  Toolbox,
                                                    Inc.  (website  publishing  firm  and
                                                    subsidiary  of PMFM)  from 2000 until
                                                    its merger with PMFM in August, 2004.
-------------------------- ------------- ---------- -------------------------------------- -------------- ------------------------
C. Frank Watson III, 34    Secretary     Since      Mr.  Watson  has been  the  President       n/a                 n/a
The Nottingham Company                   12/2003    and Chief  Operating  Officer  of The
116 South Franklin Street                           Nottingham   Company,   (the   Fund's
Post Office Box 69                                  administrator),   since   1999.   Mr.
Rocky Mount, NC  27802                              Watson   previously   was  the  Chief
                                                    Operating  Officer of The  Nottingham
                                                    Company.
-------------------------- ------------- ---------- -------------------------------------- -------------- ------------------------
Julian G. Winters, 35      Asst.         Since      Mr.   Winters   has   been  the  Vice       n/a                 n/a
The Nottingham Company     Secretary     12/2003    President        of        Compliance
116 South Franklin Street  and Asst.                Administration   at  The   Nottingham
Post Office Box 69         Treasurer                Company  since  1998.   Mr.   Winters
Rocky Mount, NC  27802                              previously  was a Fund  Accountant at
                                                    The Nottingham Company.
-------------------------- ------------- ---------- -------------------------------------- -------------- ------------------------

Trustee Standing Committees. The Trustees have established the following standing committees:

         Audit Committee: All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees. The Audit Committee also serves as the Trust's qualified legal compliance committee and, as such, receives, investigates and makes recommendations as to appropriate remedial action in connection with, any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees or agents. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met once during the Fund's last fiscal year.

         Nominating Committee: All of the Independent Trustees are members of the Nominating Committee. The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meeting of the shareholders of the Trust. The Nominating Committee meets only as necessary and did not meet during the Fund's last fiscal year. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

         Proxy Voting Committee: All of the Independent Trustees are members of the Proxy Voting Committee. The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand. The Proxy Voting Committee will also review the Trust's Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee meets only as necessary and did not meet during the Fund's last fiscal year.

Beneficial Equity Ownership Information. The table below shows for each Trustee, the amount of equity securities of the Fund beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of valuation date of December 31, 2003 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D =
$50,001-$100,000; and E = over $100,000.

------------------------- -------------------------------------- ----------------------------------
                                                                  Aggregate Dollar Range of Equity
                                                                   Securities in All Registered
                                                                  Investment Companies Overseen By
                                 Dollar Range of Equity           Trustee in Family of Investment
    Name of Trustee              Securities in the Fund                     Companies*
------------------------- -------------------------------------- ----------------------------------
                                       Independent Trustees
------------------------- -------------------------------------- ----------------------------------
Jack E. Brinson                             A                                    A
------------------------- -------------------------------------- ----------------------------------
Theo H. Pitt, Jr.                           A                                    A
------------------------- -------------------------------------- ----------------------------------
                                       Interested Trustees
------------------------- -------------------------------------- ----------------------------------
Gregory L. Morris                           A                                    A
------------------------- -------------------------------------- ----------------------------------

 *Family of Investment Companies for the MurphyMorris Investment Trust.

Ownership In Fund Affiliates. None of the Trustees who are independent, nor members of their immediate families, own securities beneficially or of record in the Advisor, the Fund's distributor or any affiliate of the Advisor or distributor.

Approval of the Investment Advisory Agreement. As discussed in the "Investment Advisor" section below, the Trustees must specifically approve the Investment Advisory Agreement ("Advisory Agreement") with the Advisor and the renewal and continuance thereof. In evaluating whether to approve the Advisory Agreement, the Trustees reviewed information and materials provided by the Advisor relating to the Advisor and its proposed services to the Fund, as well as other materials and comparative reports provided by the Fund's other service providers, including Fund Counsel.

In deciding on whether to approve the Advisory Agreement, the Trustees considered numerous factors, including: (i) the nature and extent of the services provided by the Advisor; (ii) the Advisor's personnel and methods of operating; (iii) overall expenses of the Fund including the Expense Limitation Agreement between the Trust on behalf of the Fund and the Advisor; (iv) the financial condition of the Advisor; and (v) the Advisor's investment strategy for the Fund.

Based upon its evaluation of the information, materials and factors described above, the Trustees concluded for the Fund: (i) that the terms of the Advisory Agreement were reasonable and fair; (ii) that the fees to be paid to the Advisor under the Advisory Agreement and the Fund's expense ratio as compared to similar funds are reasonable and fair; (iii) that they were satisfied with the Advisor's proposed services, personnel and investment strategy; and (iv) that it was in the best interest of the Trust and the Fund to enter into the Advisory Agreement. Therefore, the Trustees, including the Trustees who are not a party to the Advisory Agreement or interested persons of the Advisor, unanimously approved the Advisory Agreement for the Fund for an initial two-year period.

Compensation. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Other Trustees receive $2,000 each year plus $250 per Fund per meeting attended in person and $100 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and Officer of the Trust for his or her travel and other expenses relating to attendance at such meetings.

------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
    Name of Trustee*       Aggregate Compensation     Pension or Retirement     Estimated Annual      Total Compensation From
                                                       Benefits Accrued As        Benefits Upon        Fund and Fund Complex
                               From the Fund**        Part of Fund Expenses        Retirement            Paid to Trustees**
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
                                                     Independent Trustees
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
Jack E. Brinson                    $2,550                     None                    None                     $2,550
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
Theo H. Pitt, Jr.                  $2,550                     None                    None                     $2,550
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
                                                      Interested Trustees
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
Gregory L. Morris                   None                      None                    None                      None
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------

 * Each of the  Trustees  serves  as a  Trustee  to the one  fund of the Trust.

** Figures are estimates for the fiscal year to end May 31, 2005. For the fiscal year ended May 31, 2004, each of the Independent Trustees received $750 from the Fund and Trust for his service to the Fund and Trust.

CODES OF ETHICS. The Trust and the Advisor each have adopted a code of ethics, as required under Rule 17j-1 of the 1940 Act, which is designed to prevent affiliated persons of the Trust and the Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). The code permits employees and officers of the Trust and the Advisor to invest in securities, subject to certain restrictions and pre-approval requirements. In addition, the code requires that portfolio managers and other investment personnel of the Advisor report their personal securities transactions and holdings, which are reviewed for compliance with the code of ethics.

PROXY VOTING POLICIES. To the extent that the Fund invests in voting securities, the Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Fund, subject to oversight of the Trustees. Copies of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to this SAI.

No later than August 31 of each year, the Fund files Form N-PX with the SEC. Form N-PX states how the Fund voted proxies for the prior twelve-month period ended June 30. The Fund's proxy voting records, as set forth in its most recent Form N-PX filing, are available upon request, without charge, by calling the Fund at 1-800-715-3611. This information is also available on the SEC's website at http://www.sec.gov.

PRINCIPAL HOLDERS OF VOTING SECURITIES. As of September 15, 2004, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) 1.61% of the then outstanding shares of the Fund. On the same date, the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of the Fund. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Fund as of September 15, 2004.

     Name and Address of                                 Amount and Nature of
      Beneficial Owner                                   Beneficial Ownership                            Percent
      ----------------                                   --------------------                            -------

     National Financial Services LLC                     2,546,568.480 shares                            97.31%*
     For The Exclusive Benefit Of Our Customers
     Attn: Mutual Fund Department, 5th Floor
     200 Liberty Str One World Fina
     New York, New York 10281

*    Deemed to "control" the shares of the Fund,  as defined by  applicable  SEC regulations.  The Fund believes that such entity does not have a beneficial  interest of such shares.

INVESTMENT ADVISOR. Information about the Advisor, MurphyMorris Money Management Co., 1551 Jennings Mill Road, Suite 2400A, Bogart, Georgia 30094 and its duties and compensation as Advisor is contained in the Prospectus. As of the September, 2004 the Advisor has approximately $25 million in assets under management.

The Advisor supervises the Fund's investments pursuant to the Advisory Agreement. The Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty on 60-days' notice by the Trustees or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement provides that it will terminate automatically in the event of its "assignment," as such term is defined in the 1940 Act.

The Advisor manages the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees. The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. A portfolio management team consisting of Donald Lawrence Beasley and Timothy A. Chapman is responsible for the day-to-day management of the Fund's portfolio.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Agreement.

The Advisor receives a monthly management fee equal to an annual rate of 1.25% the Fund's net assets. In addition, the Advisor and the Fund have entered into an Expense Limitation Agreement under which the Advisor has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 2.25% of the average daily net assets of the Fund for the fiscal year ending May 31, 2005. As a result, the Fund's "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to 2.50%, as indicated in the Prospectus. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund. For the fiscal year ended May 31, 2004, the Advisor received $164,926 in fees.

ADMINISTRATOR.  The Trust has  entered  into a Fund  Accounting  and  Compliance
Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company ("Administrator"), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, pursuant to which the Administrator receives an administration fee at the following annual rates: on the first $50 million of the Fund's net assets, 0.175%; on the next $50 million, 0.150%; on the next $50 million, 0.125%; on the next $50 million, 0.10%; and on all assets over $200 million, 0.075%; with a minimum administration fee of $2,000 per month. In addition, the Administrator receives a monthly fund accounting fee of

$2,250 for the first class of shares of the Fund and $750 for each additional class of shares of the Fund and an asset based fee of 1 basis point for accounting and recordkeeping services for the Fund. For services to the Fund for the fiscal year ended May 31, 2004, the Administrator received $23,348 in fund administration fees. For the same period, the Administrator received fund accounting fees of $10,610. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus certain transaction costs with a minimum annual fee of $4,800. The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and will be reimbursed for out-of-pocket expenses.

The Administrator performs the following services for the Fund: (i) procures on behalf of the Trust, and coordinates with, the custodian and monitors the services it provides to the Fund; (ii) coordinates with and monitors any other third parties furnishing services to the Fund; (iii) provides the Fund with necessary office space, telephones, and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (iv) assists or supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law;
(v) assists or supervises the preparation by third parties of all federal, state, and local tax returns and reports of the Fund required by applicable law;
(vi) prepares and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (vii) assists in the preparation of and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (viii) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instructs the custodian to issue checks in payment thereof; and (ix) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator also provides certain accounting and pricing services for the Fund.

TRANSFER AGENT. The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund. The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. For the fiscal year ended May 31, 2004, the Transfer Agent received $7,226 in fees.

DISTRIBUTOR. The Fund will conduct a continuous offering of its securities. Capital Investment Group, Inc. ("Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, acts as the underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a distribution agreement ("Distribution Agreement") approved by the Trustees. In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund. The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc. The Distribution Agreement may be terminated by either party upon 60-days' prior written notice to the other party.

The Fund has adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 of the 1940 Act (see "Management of the Fund - Distribution Plan" in the Prospectus). As required by Rule 12b-1, the Plan (together with the Distribution Agreement) was approved by the Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan and the Distribution Agreement. The Plan provides that the Trust's Distributor or Treasurer shall provide to the Trustees, at least quarterly, a written report of the amounts expended pursuant to the Plan and the purposes of such expenditures. The Trustees will take into account the expenditures for purposes of reviewing operations under the Plan and in connection with their annual consideration of renewal of the Plan.

Potential benefits of the Plan to the Fund include improved shareholder services, savings to the Fund in transfer agency fees as a percentage of assets (unless and until the Fund has a sufficient number of accounts to exceed the minimum monthly transfer agency fees), savings to the Fund in certain operating expenses, benefits to the investment process through growth and stability of assets, and maintenance of a financially healthy management organization. The continuation of the Plan must be considered by the Trustees annually.

Under the Plan the Fund may expend up to 0.25% of the Fund's average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made. Such expenditures paid as service fees to any person who sells shares may not exceed 0.25% of the Fund's average annual net asset value. The Distributor has indicated that it expects its expenditures to include, without limitation:
(i) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective shareholders with respect to shares of the Fund; (ii) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to shares of the Fund; (iii) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Fund investment objectives and policies and other information about the Fund, including the performance of the Fund; (iv) training sales personnel regarding the shares of the Fund; and (v) financing any activity that the Distributor determines is primarily intended to result in the sale of Fund shares. Under the Plan, the Distributor is compensated regardless of its out-of-pocket expenditures. The Fund does not participate in any joint distribution activities with other investment companies nor is the Fund aware of any interested person of the Fund or any director who is not an interested person of the Fund having any direct or indirect financial interest in the Plan or related agreements.

CUSTODIAN. Wachovia Bank, N.A. ("Custodian"), 123 South Broad Street, Institutional Custody - PA4942, Philadelphia, Pennsylvania 19109, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Administrator a fee based on the average net assets of the Fund held by the Custodian plus additional out-of-pocket and transaction expenses incurred by the Fund.

INDEPENDENT registered public accounting firm. The Trustees have selected the firm of Deloitte & Touche LLP, Two World Center, New York, New York 10281-1414, to serve as the independent registered public accounting firm for the Fund for the current fiscal year and to audit the annual financial statements of the Fund, prepare the Fund's federal, state and excise tax returns, and consult with the Fund on matters of accounting and federal and state income taxation.

Such firm will audit the financial statements of the Fund at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

LEGAL COUNSEL. Kilpatrick Stockton LLP, 1100 Peachtree Street, Suite 2800, Atlanta, Georgia 30309, serves as legal counsel to the Trust and the Fund.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Reference is made to "Purchasing Shares" and "Redeeming Shares" in the Prospectus for more information concerning how to purchase and redeem shares. The following information supplements the information regarding share purchases and share redemption in the Prospectus:

PURCHASES. Shares of the Fund will be offered and sold on a continuous basis. The purchase price of shares of the Fund is the net asset value next determined after the order is received. Net Asset Value is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE") on days the NYSE is trading, as described under "Net Asset Value" below. An order received prior to the time regular trading closes on the NYSE will be executed at the price computed on the date of receipt and an order received after the time regular trading closes on the NYSE will be executed at the price computed as of that time on the next business day.

The Fund reserves the right in its sole discretion: (i) to suspend the offering of its shares; (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders; and
(iii) to reduce or to waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are not issued.

AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

REDEMPTIONS. The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund. No charge is made by the Fund for redemptions other than the possible charge for wiring redemption proceeds.

INVOLUNTARY REDEMPTIONS. In addition to the situations described in the Prospectus under "Redeeming Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares of the Fund valued at more than $1,000 may establish a systematic withdrawal plan ("Systematic Withdrawal Plan"). A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September, and December) in order to make the payments requested. The Fund has the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholders personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or are available by calling the Fund. If the shareholder prefers to receive his/her systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Redeeming Shares - Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles, and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon 60-days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-715-3611 or by writing to:

                              MurphyMorris ETF Fund
                           c/o NC Shareholder Services
                            116 South Franklin Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

OTHER INFORMATION. If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

A pattern of frequent exchange transactions may be deemed by the Advisor to be an abusive practice that is not in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with prior notice. The Trustees also reserve the right to suspend or terminate, or amend the terms of, the exchange privilege upon written notice to the shareholders.

                          SPECIAL SHAREHOLDER SERVICES

The Fund offers the following special shareholder services:

TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Fund at the address shown above. Your request should include the following: (i) the Fund name and existing account registration; (ii) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (iii) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (iv) signature guarantees (See the heading "Redeeming Shares - Signature Guarantees" in the Prospectus); and (v) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

EMPLOYEES AND AFFILIATES OF THE FUND. The Fund has adopted initial investment minimums for the purpose of reducing the cost to the Fund (and consequently to the shareholders) of communicating with and servicing its shareholders. In keeping with this purpose, a reduced minimum initial investment of $500 applies to Trustees, officers, and employees of the Fund; the Advisor and certain parties related thereto; including clients of the Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them. In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

DEALERS. The Distributor, at its expense, may provide additional compensation in addition to dealer discounts and brokerage commissions to dealers in connection with sales of shares of the Fund. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid directly by the Fund or its shareholders although the Distributor may use a portion of the payment it receives under the Distribution Plan to pay these expenses.


                                 NET ASSET VALUE

The net asset value and net asset value per share of the Fund normally is determined at the time regular trading closes on the NYSE (currently 4:00 p.m., New York time, Monday through Friday, except when the NYSE closes earlier). The Fund's net asset value is not computed on business holidays when the NYSE is closed. The NYSE generally recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of the Fund will not be calculated.

In computing the Fund's net asset value, all liabilities incurred or accrued are deducted from its net assets. The resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result is the net asset value per share of the Fund.

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of the Fund are valued as follows:

o Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund.

o Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.

o Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

o Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

o Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

Subject to the provisions of the Trust Instrument determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund are conclusive.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value. Instruments with maturities of sixty days or less are valued at amortized costs, which approximates market value. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.


                           ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof, and which may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

The Fund, and any other series of the Trust, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the Fund's business of investing in such stock, securities or currencies. Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the fund's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether received in cash or reinvested in additional shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

The Fund, and any other series of the Trust, will designate (i) any dividend of qualified dividend income as qualified dividend income; (ii) any tax-exempt dividend as an exempt-interest dividend; (iii) any distribution of long-term capital gains as a capital gain dividend; and (iv) any dividend eligible for the corporate dividends received deduction as such in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Shareholders should note that, upon the sale or exchange of Fund shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund, and any other series of the Trust,, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2004) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.

The Fund will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.


                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of the Fund may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders. The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial investment in that Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Fund's contracts. Performance figures will be given for the recent one, five or ten year periods or for the life of the Fund if it has not been in existence for any such periods. When considering "average annual total return" figures for periods longer than one year, it is important to note that the Fund's annual total return for any given year might have been greater or less than its average for the entire period. "Cumulative total return" represents the total change in value of an investment in the Fund for a specified period (again reflecting changes in Fund share prices and assuming reinvestment of Fund distributions).

The following is a brief description of how performance is calculated. Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one year, five years and ten years or since inception (as applicable). These are the average annual total rates of return that would equate the initial amount invested to the ending redeemable value.

The average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                  P(1+T)^n = ERV

Where    P = a hypothetical  initial  payment of $1,000
         T = average annual total return
         n = number of years
         ERV = Ending  Redeemable  Value of a  hypothetical  initial  payment of
               $1,000

The average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)n = ATVd

Where    P = a hypothetical  initial  payment of $1,000
         T = average annual total return (after taxes on distributions) n = number of years
         ATVd = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions but not after taxes on redemption

The average annual total return (after taxes on distributions and sale of fund shares) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)n = ATVdr

Where    P = a hypothetical initial payment of $1,000
         T = average  annual total  return  (after  taxes on  distributions  and redemptions)
         n = number of years
         ATVdr = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions and redemption

The calculation of average annual total return and aggregate total return assume an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. These performance quotations should not be considered as representative of the Fund's performance for any specified period in the future.

The cumulative total return before taxes on distribution of the Fund since January 27, 2004, date of commencement of operations of the Fund ("Inception"), through May 31, 2004 was (4.80)%. The cumulative total return after taxes on distributions of the Fund since Inception through May 31, 2004 was (4.80)%. The cumulative total return after taxes on distributions and sale of shares of the Fund since Inception through May 31, 2004 was (3.12)%.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets; with the Lehman Brothers Aggregate Bond Index, which is generally considered to be representative of the performance of an unmanaged group of bond securities that are publicly traded in the United States securities markets; and/or a blend of those two indices. The Fund may also measure its performance against one or more appropriate Lipper Equity Indexes, which ranks the performance of mutual funds that have an objective of growth of capital. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk. The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. The Fund may also compare its performance to other reports of the performance of managed accounts of the Advisor. Of course, there can be no assurance the Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and to compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications charts and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and

Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.



                              FINANCIAL STATEMENTS

The  audited  financial  statements  for the  fiscal  year  ended May 31,  2004,
including   the  financial   highlights   appearing  in  the  Annual  Report  to
shareholders, are incorporated by reference and made a part of this document.

                       APPENDIX A - DESCRIPTION OF RATINGS


The Fund may acquire from time to time certain securities that meet the following minimum rating criteria ("Investment-Grade Debt Securities") (or, if not rated, of equivalent quality as determined by the Advisor). The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of Investment-Grade Debt Securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's(R) Ratings Services. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Adviser:

         AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

         AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Adviser to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

Moody's Investor Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Adviser:

     Aaa - Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

     Aa - Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

     A - Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

     Baa - Bond obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations that are rated Ba, B, Caa, Ca or C by Moody's are not considered "Investment-Grade Debt Securities" by the Adviser. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings.

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

     P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

     P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

     P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

     NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term  ratings enhanced
by  the  senior-most   long-term   rating  of  the  issuer,   its  guarantor  or
support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings.

Short-Term Debt Ratings. There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels
- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

     MIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

     MIG 3 - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

     SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

     VMIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 2 - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 3 - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     SG - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

     Fitch Ratings. The following summarizes the highest four ratings used by Fitch, Inc. ("Fitch"):

Long-Term Ratings.

     AAA - Highest credit quality. The rating AAA denotes that the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA - Very high credit quality. The rating AA denotes a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A - High credit quality. The rating A denotes a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

     BBB - Good credit quality. The rating BBB indicates that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Adviser to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC and C are regarded as a high default risk. A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default. Securities rated DDD, D and D indicate a default has occurred.

Short-Term Ratings.

     F1 - Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

     F2 - Good credit quality. The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

     F3 - Fair credit quality. The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B - Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C and D by Fitch are considered by the Adviser to be below investment-grade securities. Short-term securities rated B are considered speculative, securities rated C have a high default risk and securities rated D denote actual or imminent payment default.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings "AAA" category or to the categories below "CCC", nor to short-term ratings other than "F1". The suffix "NR" indicates that Fitch does not publicly rate the issuer or issue in question.

                       APPENDIX B - PROXY VOTING POLICIES


The following proxy voting policies are provided:

     (1)  the Trust's Proxy Voting and Disclosure Policy and
     (2) the Advisor's Proxy Voting and Disclosure Policy, including a detailed description of the Advisor's specific proxy voting guidelines.

                          MURPHYMORRIS INVESTMENT TRUST

                       PROXY VOTING AND DISCLOSURE POLICY


I.       Introduction

         Effective April 14, 2003, the Securities and Exchange Commission ("SEC") adopted rule and form amendments under the Securities Act of 1933, the Securities Act of 1934, and the Investment Company Act of 1940 ("Investment Company Act") to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the "IC Amendments").

         The IC Amendments require that each series of shares of the MurphyMorris Investment Trust ("Trust") listed on Exhibit A, attached hereto, (individually a "Fund" and collectively "Funds"), disclose the policies and procedures used to determine how to vote proxies for portfolio securities. The IC Amendments also require the Funds to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

         This Proxy Voting and Disclosure Policy ("Policy") is designed to ensure that the Funds comply with the requirements of the IC Amendments, and otherwise fulfills their obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that each Fund's proxy voting is managed in an effort to act in the best interests of its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.


II.      Specific Proxy Voting Policies and Procedures

         A.       General

         The Trust's Board of Trustees ("Board") believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Funds' shareholders.

         B.       Delegation to Fund's Advisor

         The Board believes that MurphyMorris Money Management Co. ("Advisor"), as the Fund's investment advisor, is in the best position to make individual voting decisions for each Fund consistent with this Policy. Therefore, subject to the oversight of the Board, the Advisor is hereby delegated the following duties:

         (1)  to make the proxy voting decisions for each Fund; and
         (2) to assist each Fund in disclosing the Fund's proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

         The Board, including a majority of the independent trustees of the Board, shall approve the Advisor's Proxy Voting and Disclosure Policy ("Advisor's Voting Policy") as it relates to each Fund. The Board shall also approve any material changes to the Advisor's Voting Policy affecting a Fund no later than four (4) months after adoption by the Advisor.

         C.       Conflicts

         In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund's shareholders. For purposes of this Policy a vote shall be considered in the best interest of the Fund's shareholder (i) when a vote is cast consistent with a specific voting policy as set forth in the Advisor's Voting Policy, provided such specific voting policy was approved by the Board or (ii) when a vote is cast consistent with the decision of the Trust's Proxy Voting Committee (as defined below). In addition, provided the Advisor is not affiliated with a Fund's principal underwriter or an affiliated person of the principal underwriter and neither the Fund's principal underwriter nor an affiliated person of the principal underwriter has influenced the Advisor with respect to a matter to which the Fund is entitled to vote, a vote by the Advisor shall not be considered a conflict between the Fund's shareholders and the Fund's principal underwriter or affiliated person of the principal underwriter.


III.     Fund Disclosure

         A. Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

                  Beginning with a Fund's next annual update to its Statement of Additional Information ("SAI") on Form N-1A after July 1, 2003, the Fund shall disclose this Policy, or a description of the policies and procedures of this Policy, to its shareholders. Each Fund will notify its shareholders in the SAI and the Fund's shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund's website, if applicable, and by reviewing filings available on the SEC's website at http://www.sec.gov. The Fund will send this description of the Fund's Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

         B.       Disclosure of the Fund's Complete Proxy Voting Record

                  In accordance with Rule 30b1-4 of the Investment Company Act, beginning after June 30, 2004, each Fund shall disclose to its shareholders on Form N-PX the Fund's complete proxy voting record for the twelve month period ended June 30 by no later than August 31 of each year.

                  Each Fund shall  disclose the  following  information  on Form
                  N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

                  (i)    The name of the issuer of the portfolio security;
                  (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
                  (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);
                  (iv)   The shareholder meeting date;
                  (v)    A brief identification of the matter voted on;
                  (vi) Whether the matter was proposed by the issuer or by a security holder;
                  (vii)  Whether the Fund cast its vote on the matter;
                  (viii) How the Fund cast its vote (e.g., for or against
                         proposal, or abstain; for or withhold regarding election of directors); and
                  (ix) Whether the Fund cast its vote for or against management.

                  Each Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund's website, if applicable. If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund's most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

                  Each  Fund   shall  also   include  in  its  annual   reports,
                  semi-annual reports and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
                  June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund's website at a specified Internet address; and (2) on the SEC's website. If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund's most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.


IV.      Recordkeeping

         The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

                  (i)   A copy of this Policy;
                  (ii) Proxy Statements received regarding each Fund's securities;
                  (iii) Records of votes cast on behalf of each Fund; and
                  (iv) A record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

         The foregoing records may be kept as part of the Advisor's records.

         A Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.


V.       Proxy Voting Committee

         A.       General

         The Proxy Voting Committee of the Trust shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide. The purpose of the Proxy Voting Committee shall be to determine how a Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor or principal underwriter, on the other hand.

         B.       Powers and Methods of Operation

         The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee. The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine. The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee. The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary. The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust's records. The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.

VI.      Other

         This Policy may be amended, from time to time, as determined by the Board.








Adopted this 10th day of December, 2003.

                                    EXHIBIT A




Series of the MurphyMorris Investment Trust

1. MurphyMorris ETF Fund

                        MURPHYMORRIS MONEY MANAGEMENT CO.

                       PROXY VOTING AND DISCLOSURE POLICY


I.       Introduction

         Effective March 10, 2003, the U.S. Securities and Exchange Commission (the "SEC") adopted rule and form amendments under the Investment
         Advisers Act of 1940 (the "Advisers Act") that address an investment adviser's fiduciary obligation to its clients when the Advisor has the authority to vote their proxies (collectively, the rule and form amendments are referred to herein as the "Advisers Act Amendments").

         The Advisers Act Amendments require that MurphyMorris Money Management Co. ("Advisor") adopt and implement policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how the Advisor has actually voted their proxies.

         This Proxy Voting and Disclosure Policy (the "Policy") is designed to ensure that the Advisor complies with the requirements of the Advisers Act Amendments, and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that proxy voting is managed in an effort to act in the best interests of clients or, with respect to the Fund, its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.      Specific Proxy Voting Policies and Procedures

         In general, the Advisor does not vote proxies for clients. However, the Advisor has one client, the MurphyMorris Investment Trust (the "Trust") for which the Advisor will vote proxies. In voting proxies for the series of the Trust (each a "Fund") (or any other client for whom the Advisor determines to vote proxies in the future), the Advisor is committed to voting proxies in the manner that serves the best interests of the client (e.g., the Fund and its shareholders).

         The following details the Advisor's philosophy and practice regarding the voting of proxies.

         A.       General

                  The Advisor believes that each proxy proposal should be individually reviewed to determine whether the proposal is in the best interests of its clients. As a result, similar proposals for different companies may receive different votes because of different corporate circumstances.

         B.       Procedures

                  To implement the Advisor's proxy voting policies, the Advisor has developed the following procedures for voting proxies.

                  1. Upon receipt of a corporate proxy by the Advisor, the special or annual report and the proxy are submitted to the Advisor's proxy voting manager (the "Proxy Manager"), currently Gregory L. Morris.

                  2. The Proxy Manager shall be responsible for reviewing the special or annual report, proxy proposals, and proxy proposal summaries. The reviewer shall take into consideration what vote is in the best interests of clients and the provisions of the Advisor's Voting Guidelines in Section C below. The Proxy Manager will then vote the proxies.

                  3. The Proxy Manager shall be responsible for maintaining copies of each annual report, proposal, proposal summary, actual vote, and any other information required to be maintained for a proxy vote under Rule 204-2 of the Advisers Act (see discussion in Section V below) or (for the Fund) under Rule 30b1-4 of the Investment Company Act. With respect to proxy votes on topics deemed, in the opinion of the Proxy Manager, to be controversial or particularly sensitive, the Proxy Manager will provide a written explanation for the proxy vote which will be maintained with the record of the actual vote in the Advisor's files.

         C.       Absence of Proxy Manager

                  In the event that the Proxy Manager is unavailable to vote a proxy, then the President shall perform the Proxy Manager's duties with respect to such proxy in accordance with the policies and procedures detailed above.

III.     Voting Guidelines

         While the Advisor's policy is to review each proxy proposal on its individual merits, the Advisor has adopted guidelines for certain types of matters to assist the Proxy Manager in the review and voting of proxies. These guidelines are set forth below:

         A. Investment Company Matters. In general, the Advisor invests the accounts of the Fund and other clients in exchange-traded funds, mutual funds, or other investment companies (collectively, "investment companies"). When called upon to vote investment company proxies, the Advisor will follow the following guidelines:

                  1.       Election of Directors and Similar Matters

                           In an uncontested election, the Advisor will generally support management's proposed directors/trustees. In a contested election, the Advisor will evaluate proposed directors/trustees on a case-by-case basis. With respect to proposals regarding the structure of a company's Board of Directors or Trustees, the Advisor will review any contested proposal on its merits, but expects to generally support proposals recommended and approved by the investment company's independent directors or trustees.

                  2.       Audit Committee Approvals

                           The Advisor generally supports proposals that help ensure that a company's auditors are independent and capable of delivering a fair and accurate opinion of a company's finances.

                           In addition, the Advisor expects to generally support the ratification of the selection of auditors recommended and approved by the investment company's independent directors or trustees.

                  3.       Approval of Advisory Contracts

                           The Advisor will seek to evaluate advisory contracts on their own merits on a case-by-case basis by reviewing, among other things, the fairness of the agreement in light of the services to be provided, the financial terms, the historical performance of the investment adviser and management's discussion of the terms of the contract.

                           Notwithstanding the foregoing, the Advisory expects to generally support advisory contracts recommended and approved by an investment company's independent directors or trustees.

                  4.       Rule 12b-1 Plans

                           The Advisor will seek to evaluate proposed 12b-1 Plans on their own merits on a case-by-case basis by reviewing, among other things, the fairness of the plan in light of management's proposal, the Advisor's evaluation of the financial and other terms of the proposal and the potential benefits of the plan to the investment company.

                           Notwithstanding the foregoing, the Advisor expects to generally support 12b-1 Plans recommended and approved by an investment company's independent directors or trustees.

                  5.       Mergers

                           the Advisor will seek to evaluate proposed mergers of investment companies on their own merits by evaluating, among other things, the financial terms and short- and long-term economic effects of the proposed merger and its impact on shareholders and management's discussion, and the Advisor's review, of the reasons for the merger.

                           Notwithstanding the foregoing, the Advisor expects to generally support mergers recommended and approved by an investment company's independent directors or trustees.

                  6.       Voting Shares Owned by the Fund

                           Notwithstanding any of the foregoing guidelines in Sections 1-5 above, to the extent the Fund purchases securities of other investment companies pursuant to
                           Section 12(d)(1)(f) of the Investment Company Act of 1940, the Fund is required to vote proxies with respect to any investment company security held by it "in the same proportion as the vote of all other holders of such securities." Accordingly, the Advisor will vote such proxies on behalf of the Fund in accordance with the requirements of Section 12(d)(1)(F).

         B.       Operating Company Matters

                  Because of the investment strategy the Advisor uses for its clients, including any Fund, it is unlikely that such clients will frequently hold operating company stocks. However, if the Advisor is called upon to vote operating company proxies for clients, the Advisor will follow the following guidelines:

                  1.       Corporate Governance

                           The Advisor will consider proposals involving corporate governance on a case-by-case basis, considering whether proposals tend to strengthen the independence of directors, the independence of auditors or the rights of shareholders.

                           Notwithstanding the foregoing, the Advisor expects to generally support proposals to:

                           o In uncontested directors' elections, approve management's proposed directors; and
                           o Ratify management's recommendation and selection of auditors.

                  2.       Shareholder Rights

                           the Advisor may consider all proposals that will have a material effect on shareholder rights on a case-by-case basis, seeking to support proposals to maintain or increase shareholder rights.

                           Notwithstanding the foregoing, the Advisor expects to generally support proposals to:

                           o Adopt confidential voting and independent tabulation of voting results; and
                           o  Require shareholder approval of poison pills;

                           And expects to generally vote against proposals to:

                           o  Adopt super-majority voting requirements; and
                           o Restrict the rights of shareholders to call special meetings, amend the bylaws or act by written consent.

                  3. Anti-Takeover Measures, Corporate Restructurings and Similar Matters

                           The  Advisor  will  review   proposals  to  adopt  an
                           anti-takeover measure, to undergo a corporate restructuring (e.g., change of entity form or state of incorporation, mergers or acquisitions) or to take similar action by reviewing the potential short and long-term economic and financial effects of the proposal on the company.

                           Notwithstanding the foregoing, the Advisor expects to generally support proposals to:

                           o Adopt fair price requirements (i.e., requirements that all shareholders be paid the same price in a tender offer or takeover context), unless the Proxy Manager deems them sufficiently limited in scope; and
                           o  Require shareholder approval of "poison pills."

                           And expects to generally vote against proposals to:

                           o  Adopt classified boards of directors;
                           o Reincorporate a company where the primary purpose appears to the Proxy Manager to be the creation of takeover defenses; and
                           o Require a company to consider the non-financial effects of mergers or acquisitions.

                  4.       Compensation

                           In voting on proposals with respect to compensation, the Advisor will generally support proposals it believes will fairly compensate executives. The Advisor will evaluate proposed stock option plans and issuances on a case-by-case basis, considering the potential dilutive effect on shareholders' shares, the potential short and long-term economic effects on the company and shareholders and the terms of the proposed options.

                           Notwithstanding the foregoing, the Advisor expects to generally support proposals to:

                           o  Disclose compensation policies;
                           o Adopt compensation packages or policies that generally link executive compensation to performance;
                           o  Require shareholders approval of golden
                              parachutes;
                           o Adopt golden parachutes that do not exceed [3] times the base compensation of the applicable executives;
                           o Adopt executive stock option plans and stock option plans for outside directors, provided that total potential dilution (including all equity
                              based   plans)   is  less   than  10%  of  shares
                              outstanding; and
                           o Adopt employee stock purchase plans, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

                           And expects to generally vote against proposals to:

                           o Adopt stock option plans with any of the following structural features:

                              o  Ability to issue  options  with an  exercise
                                 price  below  the  stock's   current  market
                                 price;
                              o  Ability to issue reload options; or
                              o Automatic share replenishment ("evergreen") feature.

                  5.       Corporate Responsibility and Social Issues

                           The Advisor generally believes that ordinary business matters (including, without limitation, positions on corporate responsibility and social issues) are primarily the responsibility of a company's management that should be addressed solely by the company's management. Accordingly, the Advisor will generally abstain from voting on proposals involving corporate responsibility and social issues. Notwithstanding the foregoing, the Advisor may vote against corporate responsibility and social issue proposals that the Advisor believes will have substantial adverse economic or other effects on a company, and the Advisor may vote for corporate responsibility and social issue proposals that the Advisor believes will have substantial positive economic or other effects on a company.

IV.      Conflicts

         In cases where the Advisor is aware of a conflict between the interests of a client and the interests of the Advisor or an affiliated person of the Advisor (e.g., a portfolio company is a client or an affiliate of a client of the Advisor), the Advisor will notify the client of such conflict and will vote the client's shares in accordance with the client's instructions. In the event that the Advisor does not receive instructions from the client within three business days of the notice, the Advisor may abstain from voting or vote the proxy in what it believes (in its sole discretion) is the client's best interests.

V.       The Advisor's Disclosure of How to Obtain Voting Information

         Rule 206(4)-6 requires the Advisor to disclose in response to any client request how the client can obtain information from the Advisor on how its securities were voted. The Advisor will disclose in Part II of its Form ADV or through a mailing to clients that clients can obtain information on how their proxies were voted by making a written request to the Advisor. Upon receiving a written request from a client, the Advisor will provide the information requested by the client within a reasonable amount of time.

         Rule 206(4)-6 also requires the Advisor to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. The Advisor will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, the Advisor will provide a copy of this policy within a reasonable amount of time.

         If approved by the client, this policy and any requested records may be provided electronically.

VI.      Record-keeping

         the Advisor shall keep the following records for a period of at least five years, the first two in an easily accessible place:

                    (i)   A copy of this Policy;
                    (ii)  Proxy Statements received regarding client securities;
                    (iii) Records of votes cast on behalf of clients;
                    (iv) Any documents prepared by the Advisor that were material to making a decision how to vote, or that memorialized the basis for the decision;
                    (v)   Records   of  client   requests   for  proxy   voting
                          information, and
                    (vi) With respect to the Fund, a record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

         The Advisor shall maintain a copy of each of the foregoing records that is related to proxy votes on behalf of the Fund by the Advisor as part of its records and, upon reasonable written notice, shall deliver such records to the Fund.

         The Advisor may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Advisor that are maintained with a third party such as a proxy voting service, provided that the Advisor has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

VII.     Amendments

         This policy may be amended at any time by the Advisor, provided that material changes to this policy that affect proxy voting for the Fund shall be ratified by the Fund within four (4) months of adoption by the Advisor.


                                   Adopted as of this 10th day of December, 2003

                                                      /s/ John J. Murphy
                                                      __________________________
                                                      John J. Murphy, President

________________________________________________________________________________



                              MurphyMorris ETF Fund


________________________________________________________________________________

                  a series of the MurphyMorris Investment Trust




                                  Annual Report


                      FOR THE PERIOD FROM JANUARY 27, 2004
                       (DATE OF INITIAL PUBLIC INVESTMENT)
                              THROUGH MAY 31, 2004


                               INVESTMENT ADVISOR
                        MurphyMorris Money Management Co.
                      1551 Jennings Mill Road - Suite 2400A
                              Bogart, Georgia 30622


                              MurphyMorris ETF Fund
                      1551 Jennings Mill Road - Suite 2400A
                              Bogart, Georgia 30622
                                 1-800-715-3611


                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                                  P.O. Box 4365
                              Rocky Mount, NC 27803
                                 1-800-773-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the MurphyMorris ETF Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the MurphyMorris ETF Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investments in the Fund are subject to investment risks, including, without limitation, market risk, investment style risk, investment advisor risk, market sector risk, equity securities risk, portfolio turnover risk, and other risks as set forth in the Fund's prospectus. An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risks, sector risks, fixed income risks, "Fund of Funds" structure limitations and expenses risks, foreign securities risk, tracking risks, ETF net asset value and market price risk, portfolio turnover risk and non-diversified fund risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling Shareholder Services at 1-877-892-4226. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

                              MurphyMorris ETF Fund

                                                                    26 July 2004

Dear Shareholder:

Enclosed for your review is the annual report for the MurphyMorris ETF Fund for its first fiscal year ending May 31, 2004. Because the Fund began operations January 27, 2004, you should note that this report only covers a partial year.

Overview

Our focus on the market has always been one that strives to diligently follow a quantitative-driven asset allocation model to determine the current risk level of the stock market. We are firmly entrenched in the mentality that our clients do not want to ride a "buy and hold" roller coaster with their money. Using the model, we try to identify and participate in most of the good "up moves" in the stock market, while trying to avoid most of the big "down moves." The model does not attempt to "predict" the stock market; it simply allows us to be more prepared to react to major market trend changes. Since we cannot predict the top or bottom of moves in the stock market, we realize we will miss many small up moves, and will not be able to avoid many small downturns . We use the model to try to determine the appropriate level of exposure to the stock market for the Fund given the model's measure of risk at the time, while remaining particularly focused on trying to protect against substantial losses. We never forget that if you let your investments go down by 50%, you'll need a 100% gain on the remaining balance just to get even. We believe that "getting even" is not the name of the game, and that avoiding the big down moves in the market is the key to creating comfortable long-term returns.

Portfolio

Our portfolio consists of Exchange Traded Funds (ETFs) and cash equivalents. Our technical ranking system (based on the model) shows us the best performing ETFs based upon their momentum, downside volatility, and other important technical indications. Based upon the risk element of the model, we take positions in these top-performing ETFs when our trend capturing techniques suggest they present strong opportunities for profit. We use the environment element of the model to determine the amount of assets to put at risk at any given time. This multi-faceted approach serves as a check and balance system to determine when to get into the markets and by how much. This approach dove-tails nicely with our strong belief in sector rotation and our belief that there is usually a good market somewhere.

Performance

The first half of 2004 was a challenging market environment. After a strong run during 2003, the stock market peaked near the end of January just as the MurphyMorris ETF Fund started operations. As a result, the first four months of our existence has coincided with a stock market in a sideways trading range with a downside bias. Since there has been no substantial trend to speak of during those four months, trend capturing trading models like the one we use haven't been able to do what they do best: take advantage of market up moves and avoid most of the market down moves. Trend-capturing trading models generally need substantial trends to be effective. Since our model has been in a negative mode for most of the first half of 2004, our exposure to the overall stock market has been limited. Although we've avoided most of the damage done to the weakest sectors of the NASDAQ market, we've also been underinvested in some of the counter-trend rallies that have taken place in the broader market. As a result, we've underperformed the S&P during the first half of the year. We believe, however, that our generally defensive posture has been justified by the higher market risks brought about by rising interest rates and rising oil prices. Historically, low volatility periods like the one witnessed during the first half of 2004 have usually been followed by higher volatile periods with stronger trending tendencies. If that proves to be the case during the second half of 2004, our trend-capturing approach will have a more suitable market environment to work in.

MurphyMorris Money Management Website

We invite you to visit our web site at: www.murphymorrisfunds.com. We will be keeping our website updated at least twice per month, usually with data from the close of business on the 15th and the last day of the month. There are discussions about our investment philosophy and the model, a question-and-answer section where you can participate, an update on the markets by John Murphy, manager notes and comments by Greg Morris, and a listing of our top holdings as a percentage of the Fund. There is also contact information for us if you have questions or concerns. We also welcome your suggestions.


Sincerely,
MurphyMorris Money Management Co.


/s/ John J. Murphy         /s/ Gregory L. Morris

John J. Murphy             Gregory L. Morris


                                                        MurphyMorris ETF Fund

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 15.10%

           Nasdaq-100 Index Tracking Stock ................................................          91,600            $  3,347,064
           SPDR Trust Series 1 ............................................................          14,750               1,664,685
                                                                                                                       ------------

           Total Exchange Traded Funds (Cost $4,989,792) ...................................................              5,011,749
                                                                                                                       ------------

INVESTMENT COMPANIES - 99.88%

           Evergreen Institutional Money Market Fund Class I ..............................       6,026,243               6,026,243
           Merrimac Cash Series Fund ......................................................      27,131,624              27,131,624
                                                                                                                       ------------

           Total Investment Companies (Cost $33,157,867) ..................................................              33,157,867
                                                                                                                       ------------


Total Value of Investments (Cost $38,147,659 (b)) .........................................          114.98 %          $ 38,169,616
Liabilities In Excess of Other Assets .....................................................          (14.98)%            (4,973,758)
                                                                                                 ----------            ------------
      Net Assets ..........................................................................          100.00 %          $ 33,195,858
                                                                                                 ==========            ============





      (a)  Non-income producing investment.

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes  is as follows:


           Unrealized appreciation ........................................................................            $     21,957
           Unrealized depreciation ........................................................................                       0
                                                                                                                       ------------

                      Net unrealized appreciation .........................................................            $     21,957
                                                                                                                       ============













See accompanying notes to financial statements

                                                        MurphyMorris ETF Fund

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2004



ASSETS
      Investments, at value (cost $38,147,659) ........................................................                $ 38,169,616
      Cash ............................................................................................                          29
      Income receivable ...............................................................................                      25,713
      Other assets ....................................................................................                      20,953
                                                                                                                       ------------

           Total assets ...............................................................................                  38,216,311
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      30,661
      Payable for investment purchases ................................................................                   4,989,792
                                                                                                                       ------------

           Total liabilities ..........................................................................                   5,020,453
                                                                                                                       ------------

NET ASSETS
      (applicable to 3,485,300 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 33,195,858
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($33,195,858 / 3,485,300 shares) ................................................................                $       9.52
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 34,921,366
      Accumulated net realized loss on investments ....................................................                  (1,747,465)
      Net unrealized appreciation on investments ......................................................                      21,957
                                                                                                                       ------------
                                                                                                                       $ 33,195,858
                                                                                                                       ============




















See accompanying notes to financial statements

                                                        MurphyMorris ETF Fund

                                                       STATEMENT OF OPERATIONS

                                                For the Period from January 27, 2004
                                                 (Date of Initial Public Investment)
                                                        through May 31, 2004

NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................               $   165,427
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                   164,926
           Fund administration fees (note 2) ............................................................                    23,090
           Distribution and service fees (note 3) .......................................................                    32,985
           Custody fees (note 2) ........................................................................                     4,281
           Registration and filing administration fees (note 2) .........................................                     2,492
           Fund accounting fees (note 2) ................................................................                    10,610
           Audit and tax preparation fees ...............................................................                    20,550
           Legal fees ...................................................................................                     5,574
           Securities pricing fees ......................................................................                       291
           Shareholder recordkeeping fees (note 2) ......................................................                     7,226
           Other accounting fees (note 2) ...............................................................                       258
           Shareholder servicing expenses ...............................................................                     1,842
           Registration and filing expenses .............................................................                    35,332
           Printing expenses ............................................................................                     3,349
           Trustee fees and meeting expenses ............................................................                     4,499
           Other operating expenses .....................................................................                     4,123
                                                                                                                        -----------

               Total expenses ...........................................................................                   321,428
                                                                                                                        -----------

                    Net investment loss .................................................................                  (156,001)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions ....................................................                (1,747,465)
      Change in unrealized appreciation on investments ..................................................                    21,957
                                                                                                                        -----------

           Net realized and unrealized loss on investments ..............................................                (1,725,508)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations .....................................               $(1,881,509)
                                                                                                                        ===========











See accompanying notes to financial statements

                                                        MurphyMorris ETF Fund

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                                For the Period from January 27, 2004
                                                 (Date of Initial Public Investment)
                                                        through May 31, 2004





INCREASE IN NET ASSETS

     Operations
         Net investment loss .........................................................................                 $   (156,001)
         Net realized loss from investment transactions ..............................................                   (1,747,465)
         Change in unrealized appreciation on investments ............................................                       21,957
                                                                                                                       ------------

              Net decrease in net assets resulting from operations ...................................                   (1,881,509)
                                                                                                                       ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ........................                   35,077,367
                                                                                                                       ------------

                     Total increase in net assets ....................................................                   33,195,858

NET ASSETS

     Beginning of period .............................................................................                            0
                                                                                                                       ------------

     End of period ...................................................................................                 $ 33,195,858

                                                                                                                       ============


(a) A summary of capital share activity follows:



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Shares                  Value
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ...............................................................................      4,640,703             $ 46,398,685

Shares redeemed ...........................................................................     (1,155,403)             (11,321,318)
                                                                                              ------------             ------------

     Net increase .........................................................................      3,485,300             $ 35,077,367
                                                                                              ============             ============










See accompanying notes to financial statements

                                                        MurphyMorris ETF Fund

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                For the Period from January 27, 2004
                                                 (Date of Initial Public Investment)
                                                        through May 31, 2004




Net asset value, beginning of period ...............................................................                  $      10.00

      Loss from investment operations
           Net investment loss .....................................................................                         (0.04)
           Net realized and unrealized loss on investments .........................................                         (0.44)
                                                                                                                      ------------

               Total from investment operations ....................................................                         (0.48)
                                                                                                                      ------------

Net asset value, end of period .....................................................................                  $       9.52
                                                                                                                      ============


Total return .......................................................................................                         (4.80)%
                                                                                                                      ============


Ratios/supplemental data
      Net assets, end of period ....................................................................                  $ 33,195,858
                                                                                                                      ============

      Ratio of expenses to average net assets (a)
           Before expense reimbursements and waived fees ...........................................                          2.44 %
           After expense reimbursements and waived fees ............................................                          2.44 %

      Ratio of net investment loss to average net assets (a)
           Before expense reimbursements and waived fees ...........................................                         (1.19)%
           After expense reimbursements and waived fees ............................................                         (1.19)%

      Portfolio turnover rate ......................................................................                        396.55 %

(a) Annualized.













See accompanying notes to financial statements


                              MurphyMorris ETF Fund

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The MurphyMorris ETF Fund (the "Fund") is a non-diversified series of shares of beneficial interest of the MurphyMorris Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized in 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on January 27, 2004 (Date of Initial Public Investment). The investment objective of the Fund is to seek long-term growth of capital through investments in exchange-traded funds and in cash or cash equivalent positions. The following is a summary of significant accounting policies followed by the Fund:

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the close of normal trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          The Fund has capital loss carryforwards for federal income tax purposes of $1,747,465, which expires in the year 2012. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

          As a result of the Fund's operating net investment loss, a reclassification adjustment of $156,001 has been charged to paid-in capital and accumulated net investment loss has been credited $156,001, bringing it to zero.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, or on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date.


                                                                     (Continued)

                              MurphyMorris ETF Fund

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004



     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, MurphyMorris Money Management Co., (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.25% of the Fund's average daily net assets.

     The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 2.25% of the average daily net assets of the Fund. There can be no assurance that the Expense Limitation Agreement will continue in the future.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million, 0.125% of the next $50 million, 0.100% of the next $50 million, and 0.075% of average daily net assets over $200 million, with a minimum administration fee of $2,000 per month. The Administrator also receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the annual net assets. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum fee of $400 per month. The Administrator will also charge the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.

     Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.






                                                                     (Continued)

                              MurphyMorris ETF Fund

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004



NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of shares in the Fund or support servicing of those shareholder accounts. The Fund incurred $32,985 in distribution and service fees under the Plan for the fiscal period ended May 31, 2004.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $64,324,698 and $57,587,441, respectively, for the fiscal period ended May 31, 2004.

































                                                                     (Continued)

                              MurphyMorris ETF Fund

                             ADDITIONAL INFORMATION

                                  May 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-715-3611. Effective with the 12-month period ended June 30, 2004, the Fund will file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 within 60 days after the end of such period. Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available
(i) without charge,  upon request,  by calling the Fund at  1-800-715-3611;  and
(ii) on the SEC's website at http://www.sec.gov.


INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-715-3611. The address of each Trustee and officer, unless otherwise indicated below, is 1551 Jennings Mill Road - Suite 2400A, Bogart, Georgia 30622. The Trustees received aggregate compensation of $1,500 during the fiscal year ended May 31, 2004 from the Fund for their services to the Fund and Trust. The officers did not receive compensation from the Fund for their services to the Fund and Trust.

                                    TRUSTEES

--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)  Length                                              Complex
       Name, Age and         held with   of Time          Principal Occupation(s)          Overseen by    Other Directorships Held
          Address           Fund/Trust    Served            During Past 5 Years              Trustee             by Trustee
--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------
                                                       Independent Trustees
--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------
Jack E. Brinson, 72         Trustee,     Since     Mr.  Brinson has been  retired  since        1        Mr.  Brinson  serves  as an
                            Chairman     12/2003   January,     2000.     Mr.    Brinson                 Independent  Trustee of the
                                                   previously   was  the   President  of                 following:  de  Leon  Funds
                                                   Brinson   Investment  Co.   (personal                 Trust  for the  one  series
                                                   investments)  and  the  President  of                 of  that   Trust;   Gardner
                                                   Brinson    Chevrolet,    Inc.   (auto                 Lewis  Investment Trust for
                                                   dealership).                                          the  three  series  of that
                                                                                                         trust;   Hillman   Capital
                                                                                                         Management Investment Trust
                                                                                                         for the two series  of that
                                                                                                         trust;    New    Providence
                                                                                                         Investment  Trust  for  the
                                                                                                         one series  of that  trust;
                                                                                                         Merit  Advisors  Investment
                                                                                                         Trust for the one series of
                                                                                                         that trust; Merit  Advisors
                                                                                                         Investment Trust II for the
                                                                                                         one  series of  that trust;
                                                                                                         and The Nottingham
                                                                                                         Investment Trust II for the
                                                                                                         eight  series of that trust
                                                                                                         (all registered  investment
                                                                                                         companies)
--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------

                                                                                                                        (Continued)

                                                        MurphyMorris ETF Fund

                                                       ADDITIONAL INFORMATION

                                                            May 31, 2004
                                                             (Unaudited)


--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)  Length                                              Complex
       Name, Age and         held with   of Time          Principal Occupation(s)          Overseen by    Other Directorships Held
          Address           Fund/Trust    Served            During Past 5 Years              Trustee             by Trustee
--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------
                                                       Independent Trustees
--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------
Theo H. Pitt, Jr., 68       Trustee      Since     Mr. Pitt has been the Senior  Partner        1        Mr.   Pitt   serves  as  an
                                         12/2003   of Community  Financial  Institutions                 Independent  Trustee of the
                                                   Consulting   since  1997.   Mr.  Pitt                 following:  de  Leon  Funds
                                                   has    also    been    an     Account                 Trust  for the  one  series
                                                   Administrator    at   Holden   Wealth                 of  that   Trust;   Gardner
                                                   Management    Group    of    Wachovia                 Lewis  Investment Trust for
                                                   Securities  (money  management  firm)                 the  three  series  of that
                                                   since September, 2003.                                trust;    Merit    Advisors
                                                                                                         Investment  Trust  for  the
                                                                                                         one series  of that  trust;
                                                                                                         Merit  Advisors  Investment
                                                                                                         Trust II for the one series
                                                                                                         of  that trust; and Hillman
                                                                                                         Capital          Management
                                                                                                         Investment  Trust  for  the
                                                                                                         two series  of  that Trust
                                                                                                         (all  registered investment
                                                                                                         companies)
--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------
                                                       Interested Trustees*
--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------
Gregory L. Morris, 56       Trustee,     Since     Mr.  Morris  is a  principal  of  the        1                   None
                            Vice         12/2003   Advisor   and  has   served   as  its
                            President,             Treasurer  since March,  2000.  Prior
                            Treasurer              to May,  2004 Mr.  Morris  was also a
                            and                    Captain  with  Delta Air Lines  since
                            Principal              August,  1978.  Mr.  Morris is also a
                            Financial              consultant    with    StockCharts.com
                            Officer                (web-based  charting  service)  since
                                                   October,     2002.     Mr.     Morris
                                                   previously  was CEO of  MurphyMorris,
                                                   Inc.  (market  analysis and education
                                                   firm).
--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------
* The Interested  Trustee is an Interested  Trustee because he is an officer and employee of the Advisor.

                                                            Other Officers
--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------
John J. Murphy, 61          President    Since     Mr.  Murphy  is a  principal  of  the       n/a                   n/a
                            and          12/2003   Advisor  and has been  the  President
                            Principal              of the  Advisor  since  March,  2000.
                            Executive              Mr.   Murphy   previously   was   the
                            Officer                President   of   MurphyMorris,   Inc.
                                                   (market    analysis   and   education
                                                   firm).  Mr.  Murphy  has also  been a
                                                   consultant    with    Stockcharts.com
                                                   since  October,   2002  (an  advisory
                                                   firm).
--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------
Timothy A. Chapman, 43      Vice         Since     Mr.  Chapman  is a  principal  of the       n/a                   n/a
                            President    12/2003   Advisor   and   has   been   a   Vice
                                                   President   of  the   Advisor   since
                                                   March,  2000. Mr. Chapman is also the
                                                   Secretary   and  Treasurer  of  PMFM,
                                                   Inc.   (investment   advisor)   since
                                                   February,  1993. Mr. Chapman has also
                                                   been  the   President   of  Financial
                                                   Toolbox,   Inc.  (website  publishing
                                                   firm) since 2000.
--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------



                                                                                                                         (Continued)

                                                        MurphyMorris ETF Fund

                                                       ADDITIONAL INFORMATION

                                                            May 31, 2004
                                                             (Unaudited)


--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)  Length                                              Complex
       Name, Age and         held with   of Time          Principal Occupation(s)          Overseen by    Other Directorships Held
          Address           Fund/Trust    Served            During Past 5 Years              Trustee             by Trustee
--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------
                                                          Other Officers
--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------
C. Frank Watson III, 33     Secretary    Since     Mr.  Watson  has been  the  President       n/a                   n/a
The Nottingham Company                   12/2003   and Chief  Operating  Officer  of The
116 South Franklin Street                          Nottingham    Company   (the   Fund's
Post Office Box 69                                 administrator)    since    September,
Rocky Mount, NC  27802                             1999.  Mr. Watson  previously was the
                                                   Chief   Operating   Officer   of  The
                                                   Nottingham Company.
--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------
Julian G. Winters, 35       Asst.        Since     Mr.   Winters   has   been  the  Vice       n/a                   n/a
The Nottingham Company      Secretary    12/2003   President        of        Compliance
116 South Franklin Street   and   Asst.            Administration   at  The   Nottingham
Post Office Box 69          Treasurer              Company since March, 1998.
Rocky Mount, NC  27802
--------------------------- ------------ --------- -------------------------------------- -------------- ---------------------------

Deloitte


                                                          Deloitte & Touche LLP
                                                     Two World Financial Center
                                                 New York, New York  10281-1414

                                                            Tel: (212) 436-2000
                                                            Fax: (212) 436-5000
                                                               www.deloitte.com



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MurphyMorris  Investment  Trust and  Shareholders of
   MurphyMorris ETF Fund:

We have audited the accompanying statement of assets and liabilities of MurphyMorris ETF Fund (the "Fund") (a portfolio of MurphyMorris Investment Trust), including the portfolio of investments, for the period from January 27, 2004 (date of initial public investment) through May 31, 2004, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MurphyMorris ETF Fund from January 27, 2004 (date of initial public investment) through May 31, 2004, and the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.


 /s/ Deloitte & Touche LLP

July 19, 2004




                                                       Member of
                                                       Deloitte Touche Tohmatsu

                    (This page was intentionally left blank.)

                    (This page was intentionally left blank.)

________________________________________________________________________________



                              MurphyMorris ETF Fund


________________________________________________________________________________

                  a series of the MurphyMorris Investment Trust
























            This Report has been prepared for shareholders and may be
           distributed to others only if preceded or accompanied by a current prospectus.

                                     PART C

                                    FORM N-1A

                                OTHER INFORMATION


ITEM 22. Exhibits

     (a)  Agreement and Declaration of Trust ("Trust Instrument").1

     (b)  By-Laws. 1

     (c) Articles III, V, and VI of the Trust Instrument, Exhibit 23(a) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.) 2

     (d) Investment Advisory Agreement between the Registrant and MurphyMorris Money Management Co. ("Advisor") for the MurphyMorris ETF Fund. 2

     (e) Distribution Agreement between the Registrant and Capital Investment Group, Inc., ("Distributor") for the MurphyMorris ETF Fund. 2

     (f) Not Applicable.

     (g)(1) Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank). 2

     (g)(2) First Addendum to Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank). 2

     (g)(3) Second Addendum to Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank). 2

     (g)(4) Third Addendum to Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank). 2

     (g)(5) Fourth Addendum to Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank). 2

     (g)(6) Fifth Addendum to Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank). 2

     (g)(7) Sixth Addendum to Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).

     (g)(8)  Seventh  Addendum  to  Master  Custodian   Agreement   between  The
Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).

     (g)(9) Individual Custodian Agreement between the Registrant and Wachovia Bank, N.A. (successor by merger to First Union National Bank), as Custodian for the MurphyMorris ETF Fund. 2

     (h)(1) Fund Accounting and Compliance Administration Agreement between the Registrant and The Nottingham Management Company, Inc. ("Administrator"), as administrator to the Registrant. 2

     (h)(2) Dividend Disbursing and Transfer Agent Agreement between the Registrant and North Carolina Shareholder Services, LLC ("Transfer Agent"), as transfer agent to the Registrant.2

     (h)(3) Expense Limitation Agreement between the Registrant and the Advisor with respect to the MurphyMorris ETF Fund. 2

     (i) Opinion and Consent of Kilpatrick Stockton LLP regarding the legality of securities registered with respect to the Registrant. 2

     (j) Consent of Deloitte & Touche, LLP, Independent Public Accountants with respect to the MurphyMorris ETF Fund.

     (k) Balance Sheet of the MurphyMorris ETF Fund dated November 19, 2003. 2

     (l) Initial Subscription Agreements of the Registrant. 2

     (m)(1) Distribution Plan under Rule 12b-1 for the Investor Class of shares of the MurphyMorris ETF Fund. 2

     (m)(2) Distribution Plan under 12b-1 for the Investor Class and Advisor Class of shares of the MurphyMorris ETF Fund.

     (n) Rule 18f-3 Multi-Class Plan.

     (o) Reserved.

     (p)(1) Code of Ethics for the Registrant. 2

     (p)(2) Code of Ethics for the Adviser. 2

     (q) Copy of Powers of Attorney. 2

1 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed October 14, 2003 (File No. 333-109678).

2 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed December 15, 2003 (File No. 333-109678).

ITEM 23. Persons Controlled by or Under Common Control with the Registrant

         No person is controlled by or under common control with the Registrant.


ITEM 24. Indemnification

         Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust. The Registrant's Trust Instrument contains the following provisions:

         Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

          Section 3. Indemnification.
          --------------------------

          (a) Subject to the exceptions and limitations  contained in Subsection
     (b) below:

                           (i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

                           (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorney's fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b) No  indemnification  shall  be  provided  hereunder  to a  Covered
     Person:

                           (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                           (ii) in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry), or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

                  (c) The  rights  of  indemnification  herein  provided  may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

                  (d) To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

                  (e) Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

         In addition, the Registrant has entered into an Investment Advisory Agreement with its Advisor and a Distribution Agreement with its Distributor. These agreements provide indemnification for those entities and their affiliates. The Advisor's and Distributor's personnel may serve as trustees and officers of the Trust.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


ITEM 25. Business and other Connections of the Investment Advisor

         The description of the Advisor is found under the caption of "Management of the Fund - Investment Advisor" in the Prospectus and under the caption "Management and Other Service Providers - Investment Advisor" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Advisor provides investment advisory services to other persons or entities other than the Registrant.

         The Advisor's Vice President and Portfolio Manager, Timothy A. Chapman, and Secretary and Portfolio Manager, Donald L. Beasley, are also co-founders, directors, principal executive officers and co-owners of PMFM, Inc. ("PMFM"), a registered investment advisor and affiliate of the Advisor that provides investment advisory services to individuals and entities, including the PMFM Moderate Portfolio Trust, PMFM Managed Portfolio Trust and PMFM Tactical Opportunities Portfolio Trust, all mutual funds (collectively, "PMFM Funds"). Mr. Beasley also serves as a director and the Treasurer of the PMFM Funds and Mr. Chapman also serves as the President of the PMFM Funds. Both Mr. Chapman and Mr. Beasley are members of the portfolio management team managing the PMFM Funds. The Advisor licenses certain research software from PMFM. A description of this arrangement is found under the caption of "Management of the Fund - Investment Advisor" in the Prospectus, which description is incorporated herein by reference. The address for PMFM and the PMFM Funds is 1551 Jennings Mill Road
- Suite 2400A, Bogart, Georgia 30622.

         Until October 2002, the Advisor's President, John Murphy, and Treasurer, Greg Morris, co-owned MurphyMorris, Inc., a company whose business was the provision of investment educational services and stock market analysis and recommendations. MurphyMorris, Inc. was sold to stockcharts.com, Inc. ("Stockcharts") in October 2002. As of October 1, 2003, Mr. Murphy and Mr. Morris were engaged as technical analysis consultants for Stockcharts. Mr. Morris has just retired this year as a captain for Delta Air Lines, whose principal business address is Hartsfield Atlanta Intl Airport, 1030 Delta Blvd, Atlanta, Georgia 30354-1989.


ITEM 26. Principal Underwriter

         (a) Capital Investment Group, Inc. is underwriter and distributor for the MurphyMorris ETF Fund, The Chesapeake Aggressive Growth Fund, The Chesapeake Growth Fund, The Chesapeake Core Growth Fund, Capital Value Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, The Brown Capital Management Mid-Cap Fund, EARNEST

Partners Fixed Income Trust, WST Growth Fund, Wisdom Fund, The Hillman Aggressive Equity Fund, The Hillman Total Return Fund, The The Turnaround FundTM, CM Advisers Fund, PMFM Moderate Portfolio Trust, PMFM Managed Portfolio Trust, PMFM Tactical Opportunities Portfolio Trust, Merit High Yield Fund, and Merit High Yield Fund II.

         (b) Set forth below is information concerning each Director and Officer of the Distributor. The principal business address of the Distributor and each such person is 17 Glenwood Avenue Raleigh, N.C. 27622, (919) 831-2370.

                  (1)                 (2)                          (3)
                             Position and Offices         Positions and Offices
       Name                   With Underwriter              with Registrant
       ----                   ----------------              ---------------

Richard K. Bryant                  President                      None

E.O. Edgerton, Jr.              Vice President                    None

Delia Z. Ferrell                   Secretary                      None

Con T. McDonald             Assistant Vice-President              None

W. Harold Eddins, Jr.       Assistant Vice-President              None

         (c) Not applicable.


ITEM 27. Location of Accounts and Records

         Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 1551 Jennings Mill Road - Suite 2400A, Bogart, Georgia 30622, except for those records that may be maintained pursuant to Rule 31a-3 at the offices of Registrant's Custodian (Wachovia Bank, N.A., 123 South Broad Street, Philadelphia, Pennsylvania 19109), Transfer Agent (NC Shareholder Services, LLC, 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365), or Administrator (The Nottingham
Company, 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069).


ITEM 28. Management Services

         None.


ITEM 29. Undertakings

         None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the
Registrant has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 28th day of September 2004.

                                     MURPHYMORRIS INVESTMENT TRUST

                               By:      /s/ C. Frank Watson III
                                        __________________________
                                        C.  Frank   Watson III, Secretary



     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                 *                                         September 28, 2004
_________________________________________________           ___________________
Jack E. Brinson, Trustee and Chairman                       Date


                 *                                          September 28, 2004
_________________________________________________           ___________________
Timothy A. Chapman, Vice President                          Date


                 *                                          September 28, 2004
_________________________________________________           __________________
Gregory L. Morris, Trustee, Vice President, Treasurer and   Date
                      Principal Financial Officer

                           *                                September 28, 2004
_________________________________________________           ___________________
John J. Murphy, President and Principal Executive Officer              Date


                           *                                September 28, 2004
_________________________________________________           ___________________
Theophilas H. Pitt, Jr., Trustee                            Date


/s/ Julian G. Winters                                       September 28, 2004
_________________________________________________           ___________________
Julian G. Winters, Assistant Secretary and Assistant Treasurer   Date


* By: /s/ C. Frank Watson III                               September 28, 2004
_________________________________________________           ___________________
       C. Frank Watson III, Attorney-in-Fact and Secretary  Date